MUTUAL OF AMERICA
                                                       INSTITUTIONAL FUNDS, INC.

                                  ANNUAL REPORT

                                ALL AMERICA FUND
                                EQUITY INDEX FUND
                            MID-CAP EQUITY INDEX FUND
                             AGGRESSIVE EQUITY FUND
                                    BOND FUND
                                MONEY MARKET FUND
                                DECEMBER 31, 2001

   This report is not to be construed as an offering for sale. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

                                    CONTENTS

                                                                            Page
                                                                            ----
President's Message .......................................................    1

Performance Graphs ........................................................    2

Portfolio of Investments in Securities:

  All America Fund ........................................................    7

  Equity Index Fund .......................................................   14

  Mid-Cap Equity Index Fund ...............................................   19

  Aggressive Equity Fund ..................................................   23

  Bond Fund ...............................................................   25

  Money Market Fund .......................................................   27

Statement of Assets and Liabilities .......................................   28

Statement of Operations ...................................................   29

Statements of Changes in Net Assets .......................................   31

Financial Highlights ......................................................   33

Notes to Financial Statements .............................................   35

Report of Independent Public Accountants ..................................   39

Directors and Officers ....................................................   40

                                       I

--------------------------------------------------------------------------------
                  MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                    320 PARK AVENUE, NEW YORK, NEW YORK 10022
--------------------------------------------------------------------------------

Dear Shareholder:

      The U.S. economy's longest lasting economic expansion reportedly ended in March 2001 when the economy started to enter a recession which, economists say, may be short lived. For all of last year, the economy grew just 1.1 percent, the weakest since the last recession in 1991. To combat this recession, during 2001 the Federal Funds rate was cut an unprecedented eleven times in an effort to stimulate the economy. The impact to date of these rate reductions on the economy have been very modest and it is only recently that some of the forces that have been restraining the economy over the past year have started to diminish and that activity is beginning to firm.

      Despite being down as much as 26.2% at its low in September 2001, in the aftermath of the September 11th terrorist attacks, the S&P 500 Index return ended the year at a negative 11.9%. The mid and small capitalization ("cap") equities fared better than large cap equities as the S&P MidCap 400 and Russell 2000 indices returned negative 0.6% and positive 2.5%, respectively. The 3-year average annual total return that had peaked through 1997 plunged to nearly zero over the 3-years which ended December 31, 2001.

      Furthermore, for the second consecutive year, despite the narrowing of bond spreads over treasuries in 2001, bonds outperformed the return equity holders received. Corporate bonds rose strongly in 2001 with the Lehman Brothers Government/Credit Bond Index returning 8.5% for the year. With the Government's announcement that it would stop selling long-term bonds in late 2001, the yield on the 30-year Treasury Bond dropped below 5%. The new bond-market benchmark, the 10-year Treasury, also dropped to nearly a 4% yield by the end of the year. However, the rates available on corporate bonds are still at an attractive spread versus treasuries.

      The  total  return   performance   for  each  of  the  Mutual  of  America
Institutional  Funds is reflected below:

                   Total Returns-Year Ended December 31, 2001

          All America Fund ....................................   -17.5%
          Equity Index Fund ...................................   -12.1%
          Mid-Cap Equity Index Fund ...........................   -  .9%
          Aggressive Equity Fund ..............................   -10.6%
          Bond Fund ...........................................   + 7.8%
          Money Market Fund ...................................   + 3.8%

      All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than when purchased.

      On the pages which immediately follow are brief presentations and graphs for each Fund (except the Money Market Fund) which illustrate each Fund's respective:

      o Historical total return achieved over specified periods, expressed as an average annual rate and as a cumulative rate;

      o Equivalent in dollars of a $10,000 hypothetical investment at the beginning of each specified period; and

      o     Historical  performance  compared  with an  appropriate  index.

      The portfolios of each Fund and financial statements are presented in the pages which then follow.

      Thank you for your continued investment in our Funds.

                                     Sincerely,

                                     /s/ Dolores Morrissey
                                     ---------------------

                                     Dolores Morrissey
                                     Chairman of the Board and President,
                                     Mutual of America Institutional Funds, Inc.

                                ALL AMERICA FUND

      The investment objective of the Institutional All America Fund is to outperform the Standard & Poor's 500 Index. The Fund is approximately 60% invested in the 500 stocks that comprise the S&P 500 Index with the remaining 40% of the Fund actively managed. The actively managed portion of the Fund utilizes four different investment approaches, approximately equally distributed in large cap growth, small cap growth, large cap value and small cap value. Mutual of America Capital Management Corporation manages the value assets as well as the small cap growth assets, and, one outside sub-adviser manages the large cap growth assets.

      The Fund's return for the twelve months ending December 31, 2001 was -17.5% versus the benchmark S&P 500 Index's return of -11.9%. Each actively managed segment of the Fund lagged its respective benchmark by varying amounts. Market conditions have been challenging with investors reluctant to let their winners run, thereby quickly exiting stocks in which they have any gains. There is no clear leadership among the sectors with economic uncertainties both here and abroad. The market is facing several challenges surrounding accounting issues that are weighing on investor confidence. The recession appears not to have been steep by historic measures, therefore the recovery also may be muted. Earnings estimates are calling for an earnings recovery mid-year, but it will be dependent on consumers continuing to spend and a business recovery beginning early in the year.

[The following information was depicted as a line graph in the printed material.]

                         GROWTH OF A $10,000 INVESTMENT

     Dates             All America Fund            S & P 500
     -----             ----------------            ---------
    5/1/1996                10,000                  10,000
   12/31/1996               11,043                  11,515
   12/31/1997               13,909                  15,356
   12/31/1998               16,835                  19,744
   12/31/1999               21,218                  23,898
   12/31/2000               20,085                  21,721
   12/31/2001               16,566                  19,140

--------------------------------------------------------------------------------
                                All America Fund
                                ----------------
                                                  Total Return
               Period              Growth         ------------
               Ended                 of          Cumu-     Average
               12/31/01            $10,000      lative     Annual
               ---------------------------------------------------
               1 Year               $8,248       -17.5%    -17.5%
               5 Years             $15,001        50.0%      8.4%
               Since 5/1/96
                (Inception)        $16,566        65.7%      9.3%
               ---------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                S&P 500 INDEX
                                -------------
                                                  Total Return
               Period              Growth         ------------
               Ended                 of          Cumu-     Average
               12/31/01            $10,000      lative     Annual
               ---------------------------------------------------
               1 Year               $8,812       -11.9%    -11.9%
               5 Years             $16,621        66.2%     10.7%
               Since 5/1/96
                (Inception)        $19,140        91.4%     12.1%
               ---------------------------------------------------

--------------------------------------------------------------------------------

The line representing the performance return of the All America Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

                                EQUITY INDEX FUND

      The Institutional Equity Index Fund invests in the 500 stocks that comprise the S&P 500 Index. The S&P 500 Index is a market-weighted index of 500 stocks that are traded on the New York Stock Exchange, American Stock Exchange and NASDAQ. The weightings make each company's influence on the Index's performance directly proportional to that company's market value. The companies included in the Index tend to be industry leaders. The Fund's performance for the twelve months ended December 31, 2001 was -12.1% and in line with the benchmark return of -11.9%. Within the Index, technology had the most significant negative impact followed by health care, financials and utilities. Consumer cyclicals was the only sector to have a significantly positive impact on the Index. For the year, the portion of the S&P 500 that comprises the Barra Value Index outperformed Barra Growth. This trend began to shift somewhat as the year ended, as investors showed optimism that the economy had bottomed and would improve in 2002.

[The following information was depicted as a line graph in the printed material.]

                         GROWTH OF A $10,000 INVESTMENT

     Dates             Equity Index Fund            S & P 500 Index
     -----             -----------------            ---------------

    5/3/1999                 10,000                     10,000
   12/31/1999                10,895                     11,004
   12/31/2000                 9,908                     10,002
   12/31/2001                 8,705                      8,813

--------------------------------------------------------------------------------

                               Equity Index Fund
                               -----------------
                                                  Total Return
               Period              Growth         ------------
               Ended                 of          Cumu-     Average
               12/31/01            $10,000      lative     Annual
               ---------------------------------------------------
               1 Year              $8,787       -12.1%    -12.1%
               Since 5/3/99
                (Inception)        $8,705       -12.9%     -5.1%
               ---------------------------------------------------

--------------------------------------------------------------------------------


                                 S&P 500 Index
                                 -------------
                                                   Total Return
               Period              Growth          ------------
               Ended                 of          Cumu-     Average
               12/31/01           $10,000       lative     Annual
               ---------------------------------------------------
               1 Year              $8,812       -11.9%    -11.9%
               Since 5/3/99
                (Inception)        $8,813       -11.9%     -4.6%
               --------------------------------------------------

--------------------------------------------------------------------------------

The line representing the performance return of the Equity Index Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

                            MID-CAP EQUITY INDEX FUND

      The Institutional Mid-Cap Equity Index Fund invests in the 400 stocks that comprise the S&P MidCap 400 Index. The Index is a market-weighted index of 400 stocks that are traded on the New York Stock Exchange, American Stock Exchange and NASDAQ. The weightings make each company's influence on the Index's performance directly proportional to that company's market value. The companies included in the Index tend to be typical of this asset class, the medium-capitalized sector of the U.S. securities market. The Fund's performance for the twelve months ending December 31, 2001 was -0.9% versus the S&P MidCap 400 Index return of -0.6%.

[The following information was depicted as a line graph in the printed material.]

                         GROWTH OF A $10,000 INVESTMENT

     Dates            Mid Cap Equity Index Fund         S&P MidCap 400 Index
     -----            -------------------------         --------------------
    9/1/2000                   10,000                         10,000
   12/31/2000                   9,456                          9,549
   12/31/2001                   9,374                          9,491

--------------------------------------------------------------------------------

                             Mid-Cap Equity Index Fund
                             -------------------------
                                                  Total Return
               Period              Growth         ------------
               Ended                 of          Cumu-     Average
               12/31/01            $10,000      lative     Annual
               ---------------------------------------------------
               1 Year               $9,913        -0.9%     -0.9%
               Since 9/1/00
                (Inception)         $9,374        -6.3%     -4.7%
               ---------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                             S&P MidCap 400 Index
                             --------------------
                                                   Total Return
               Period              Growth          ------------
               Ended                 of          Cumu-     Average
               12/31/01            $10,000      lative     Annual
               ---------------------------------------------------
               1 Year               $9,939        -0.6%     -0.6%
               Since 9/1/00
                (Inception)         $9,491        -5.1%     -3.8%
               ---------------------------------------------------

--------------------------------------------------------------------------------

The line representing the performance return of the Mid-Cap Equity Index Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

                             AGGRESSIVE EQUITY FUND

      The Institutional Aggressive Equity Fund's objective is capital appreciation through investing in both growth and value stocks, with respective weightings determined by market conditions. Over the twelve-month period ending December 31, 2001, value stocks outperformed growth stocks by a significant margin for the second consecutive year. As with larger-cap stocks, this trend began to reverse late in the year with growth outperforming as investors anticipated an economic recovery. A sharp drop in capital spending, particularly in the telecom sector, hampered growth stocks. Investors moved rapidly to take gains and no sector took leadership during this period. During the most recent quarters, the Fund was positioned for a growing demand in energy and continued weakness in technology. These events did not develop as expected and the Fund's performance lagged the benchmark. For the twelve-month period ending December 31, 2001, the benchmark Russell 2000 Index returned 2.5% and the Fund returned -10.6%.

[The following information was depicted as a line graph in the printed material.]

                         GROWTH OF A $10,000 INVESTMENT

     Dates             Aggressive Equity Index           Russell 2000 Index
     -----             -----------------------           ------------------
    9/1/2000                    10,000                         10,000
   12/30/2000                    9,327                          9,039
   12/31/2001                    8,336                          9,264

--------------------------------------------------------------------------------

                               Aggressive Equity Fund
                               ----------------------
                                                  Total Return
               Period              Growth         ------------
               Ended                 of          Cumu-     Average
               12/31/01            $10,000      lative     Annual
               ---------------------------------------------------
               1 Year               $8,938       -10.6%    -10.6%
               Since 9/1/00
                (Inception)         $8,336       -16.6%    -12.8%
               ---------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                               Russell 2000 Index
                               ------------------
                                                  Total Return
               Period              Growth         ------------
               Ended                 of          Cumu-     Average
               12/31/01            $10,000      lative     Annual
               ---------------------------------------------------
               1 Year              $10,249         2.5%      2.5%
               Since 9/1/00
                (Inception)         $9,264        -7.4%     -5.6%
               ---------------------------------------------------

--------------------------------------------------------------------------------

The line representing the performance return of the Aggressive Equity Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

                                MONEY MARKET FUND

      The Institutional Money Market Fund's investment objective is the realization of high current income to the extent consistent with the maintenance of liquidity, investment quality and stability of capital. Through investing in high-quality commercial paper, the Fund returned 3.8% for the twelve months ended December 31, 2001. Short-term rates declined substantially during this period, as the Federal Reserve Board lowered the Federal Funds rate eleven times throughout 2001, in an attempt to stimulate the economy. The seven-day effective annual yield as of February 19, 2002 is 1.4%. As with all performance reporting, this yield is not necessarily indicative of future annual yields.

                                    BOND FUND

      The Institutional Bond Fund seeks a high level of return consistent with the preservation of capital through investment in publicly traded debt securities. The Fund primarily invests in corporate and U.S. Government agency securities, which yield more than U.S. Treasury issues. For the twelve months ended December 31, 2001, the Fund returned 7.8%. The Fund's benchmark, the Lehman Brothers Government/Credit Bond Index, which is over 50% invested in U.S. Government issues, returned 8.5% for the same period. The Fund continued to underweight government securities which helped relative performance, but its higher yielding, more volatile corporate issues, had a relatively greater negative impact on the Fund's overall performance.

[The following information was depicted as a line graph in the printed material.]

                         GROWTH OF A $10,000 INVESTMENT

     Dates             Bond Fund         Lehman Bros. Gov't./ Credit Bond Index
     -----             ---------         --------------------------------------
    5/1/1996            10,000                          10,000
   12/31/1996           10,501                          10,610
   12/31/1997           11,435                          11,646
   12/31/1998           12,379                          12,748
   12/31/1999           11,948                          12,474
   12/31/2000           12,649                          13,951
   12/31/2001           13,630                          15,138

--------------------------------------------------------------------------------

                                    Bond Fund
                                    ---------
                                                  Total Return
               Period              Growth         ------------
               Ended                 of          Cumu-     Average
               12/31/01            $10,000      lative     Annual
               ---------------------------------------------------
               1 Year              $10,776         7.8%      7.8%
               5 Year              $12,981        29.8%      5.4%
               Since 5/1/96
                (Inception)        $13,630        36.3%      5.6%
               ---------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                      Lehman Bros. Gov't./ Credit Bond Index
                      --------------------------------------
                                                  Total Return
               Period              Growth         ------------
               Ended                 of          Cumu-     Average
               12/31/01            $10,000      lative     Annual
               ---------------------------------------------------
               1 Year              $10,851         8.5%      8.5%
               5 Year              $14,267        42.7%      7.4%
               Since 5/1/96
                (Inception)        $15,138        51.4%      7.6%
               ---------------------------------------------------

--------------------------------------------------------------------------------

The line representing the performance return of the Bond Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

            MUTUAL OF AMERICA INSTITUTIONAL FUNDS (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                December 31, 2001

                                                           Shares        Value
                                                           ------       --------
INDEXED ASSETS:
COMMON STOCKS
   ADC Telecommunications, Inc.* ...............           2,200        $ 10,120
   AES Corp.* ..................................           1,486          24,296
   ALCOA, Inc. .................................           2,367          84,147
   AMR Corp.* ..................................             431           9,555
   AOL Time Warner, Inc.* ......................          12,319         395,440
   AT&T Corp. ..................................           9,860         178,860
   AT&T Wireless Services* .....................           7,052         101,337
   Abbott Laboratories .........................           4,327         241,230
   Adobe Systems, Inc. .........................             661          20,524
   Advanced Micro Devices, Inc.* ...............             929          14,734
   Aetna, Inc. .................................             399          13,163
   Aflac, Inc. .................................           1,455          35,735
   Agilent Technologies, Inc.* .................           1,284          36,607
   Air Products & Chemicals, Inc. ..............             634          29,741
   Alberto-Culver Co. ..........................             162           7,248
   Albertson's, Inc. ...........................           1,132          35,647
   Alcan, Inc. .................................             894          32,121
   Allegheny Energy, Inc. ......................             344          12,460
   Allegheny Technologies, Inc. ................             224           3,752
   Allergan, Inc. ..............................             367          27,543
   Allied Waste Industries, Inc.* ..............             549           7,719
   Allstate Corp. ..............................           1,987          66,962
   Alltel Corp. ................................             865          53,396
   Altera Corp.* ...............................           1,073          22,769
   AmSouth Bancorporation ......................           1,016          19,202
   Ambac Financial Group, Inc. .................             294          17,011
   Amerada Hess Corp. ..........................             247          15,438
   Ameren Corp. ................................             382          16,159
   American Electric Power, Inc. ...............             898          39,090
   American Express Co. ........................           3,718         132,695
   American Greetings Corp. Cl A* ..............             177           2,439
   American Home Products Corp. ................           3,677         225,621
   American Int'l. Group, Inc. .................           7,279         577,953
   American Power Conversion* ..................             545           7,881
   Amerisource Bergen Corp. ....................             287          18,239
   Amgen, Inc.* ................................           2,914         164,466
   Anadarko Petroleum Corp. ....................             677          38,488
   Analog Devices, Inc.* .......................           1,008          44,745
   Andrew Corp.* ...............................             239           5,232
   Anheuser-Busch Cos., Inc. ...................           2,464         111,397
   Aon Corp. ...................................             750          26,640
   Apache Corp. ................................             374          18,655
   Apple Computer, Inc.* .......................             978          21,418
   Applera Corp.-Applied Biosys ................             591          23,209
   Applied Materials, Inc.* ....................           2,275          91,228
   Applied Micro Circuits, Corp.* ..............             826           9,350
   Archer-Daniels-Midland Co. ..................           1,843          26,447
   Ashland, Inc. ...............................             192           8,847
   AutoZone, Inc.* .............................             300          21,540
   Autodesk, Inc. ..............................             176           6,560
   Automatic Data Processing, Inc. .............           1,718         101,190
   Avaya, Inc.* ................................             800           9,720
   Avery Dennison Corp. ........................             324          18,316
   Avon Products, Inc. .........................             658          30,597
   BB & T Corp. ................................           1,263          45,607
   BMC Software, Inc.* .........................             673          11,017
   Baker Hughes, Inc. ..........................             936          34,136
   Ball Corp. ..................................              76           5,373
   Bank One Corp. ..............................           3,250         126,913
   Bank of America Corp. .......................           4,385         276,036
   Bank of New York Co., Inc. ..................           2,055          83,844
   Bard (C.R.), Inc. ...........................             147           9,482
   Barrick Gold Corp. ..........................           1,493          23,813
   Bausch & Lomb, Inc. .........................             149           5,611
   Baxter International, Inc. ....................          1,645         88,221
   Bear Stearns Cos., Inc. .......................            288         16,888
   Becton Dickinson & Co. ........................            721         23,901
   Bed Bath & Beyond, Inc.* ......................            808         27,391
   BellSouth Corp. ...............................          5,234        199,677
   Bemis Co. .....................................            147          7,229
   Best Buy Co., Inc.* ...........................            588         43,794
   Big Lots, Inc. ................................            317          3,297
   Biogen, Inc.* .................................            412         23,628
   Biomet, Inc. ..................................            751         23,206
   Black & Decker Corp. ..........................            222          8,376
   Block (H. & R.), Inc. .........................            508         22,708
   Boeing Co. ....................................          2,334         90,513
   Boise Cascade Corp. ...........................            165          5,612
   Boston Scientific Corp.* ......................          1,124         27,111
   Bristol-Myers Squibb Co. ......................          5,392        274,992
   Broadcom Corp. Cl A* ..........................            731         29,956
   Brown-Forman Corp. Cl B .......................            196         12,270
   Brunswick Corp. ...............................            245          5,331
   Burlington Northern Santa Fe ..................          1,078         30,755
   Burlington Resources, Inc. ....................            560         21,022
   CIGNA Corp. ...................................            403         37,338
   CINergy Corp. .................................            443         14,809
   CMS Energy Corp. ..............................            371          8,915
   CSX Corp. .....................................            609         21,345
   CVS Corp. .....................................          1,089         32,234
   Calpine Corp.* ................................            851         14,288
   Campbell Soup Co. .............................          1,142         34,112
   Capital One Financial Corp. ...................            599         32,316
   Cardinal Health, Inc. .........................          1,257         81,278
   Carnival Corp. ................................          1,634         45,883
   Caterpillar, Inc. .............................            957         50,003
   Cendant Corp.* ................................          2,735         53,633
   Centex Corp. ..................................            171          9,762
   CenturyTel, Inc. ..............................            389         12,759
   Charles Schwab Corp. ..........................          3,809         58,925
   Charter One Financial, Inc. ...................            647         17,566
   ChevronTexaco Corp. ...........................          2,973        266,411
   Chiron Corp.* .................................            509         22,315
   Chubb Corp. ...................................            473         32,637
   Ciena Corp.* ..................................            912         13,051
   Cincinnati Financial Corp. ....................            450         17,168
   Cintas Corp. ..................................            473         22,888
   Circuit City Group, Inc. ......................            581         15,077
   Cisco Systems, Inc.* ..........................         20,442        370,205
   Citigroup, Inc. ...............................         14,339        723,833
   Citizens Communications Co.* ..................            781          8,325
   Citrix Systems, Inc.* .........................            523         11,851
   Clear Channel Communications* .................          1,666         84,816
   Clorox Co. ....................................            648         25,628
   Coca-Cola Co. .................................          6,931        326,797
   Coca-Cola Enterprises, Inc. ...................          1,239         23,467
   Colgate-Palmolive Co. .........................          1,538         88,820
   Comcast Corp. Cl A* ...........................          2,634         94,824
   Comerica, Inc. ................................            493         28,249
   Compaq Computer Corp. .........................          4,721         46,077
   Computer Associates Int'l., Inc. ..............          1,605         55,356
   Computer Sciences Corp.* ......................            475         23,266
   Compuware Corp.* ..............................          1,036         12,214
   Comverse Technology, Inc.* ....................            517         11,565
   ConAgra Foods, Inc. ...........................          1,497         35,584
   Concord EFS, Inc.* ............................          1,404         46,023
   Conexant Systems, Inc.* .......................            710         10,196
   Conoco, Inc. ..................................          1,750         49,525

   The accompanying notes are an integral part of these financial statements.

            MUTUAL OF AMERICA INSTITUTIONAL FUNDS (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2001

                                                           Shares        Value
                                                           ------       --------

INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
   Conseco, Inc.* ..............................             961        $  4,286
   Consolidated Edison, Inc. ...................             588          23,732
   Constellation Energy Group ..................             456          12,107
   Convergys Corp.* ............................             490          18,370
   Cooper Industries, Inc. .....................             274           9,568
   Cooper Tire & Rubber Co. ....................             202           3,224
   Coors (Adolph) Co. Cl B .....................             101           5,393
   Corning, Inc.* ..............................           2,636          23,513
   Costco Wholesale Corp.* .....................           1,260          55,919
   Countrywide Credit Industries ...............             341          13,971
   Crane Co. ...................................             166           4,256
   Cummins, Inc. ...............................             115           4,432
   DTE Energy Co. ..............................             453          18,999
   Dana Corp. ..................................             411           5,705
   Danaher Corp. ...............................             399          24,064
   Darden Restaurants, Inc. ....................             325          11,505
   Deere & Co. .................................             651          28,423
   Dell Computer Corp.* ........................           7,274         197,707
   Delphi Automotive Systems Corp. .............           1,561          21,323
   Delta Air Lines, Inc. .......................             341           9,978
   Deluxe Corp. ................................             185           7,692
   Devon Energy Corp. ..........................             351          13,566
   Dillard's, Inc. Cl A ........................             233           3,728
   Disney (Walt) Co. ...........................           5,682         117,731
   Dollar General Corp. ........................             932          13,887
   Dominion Resources, Inc. ....................             733          44,053
   Donnelley (R.R.) & Sons Co. .................             319           9,471
   Dover Corp. .................................             564          20,907
   Dow Chemical Co. ............................           2,514          84,923
   Dow Jones & Co., Inc. .......................             237          12,971
   Du Pont (E.I.) de Nemours & Co. .............           2,857         121,451
   Duke Energy Corp. ...........................           2,163          84,919
   Dynergy, Inc. ...............................             978          24,939
   EMC Corp.* ..................................           6,175          82,992
   EOG Resources, Inc. .........................             322          12,593
   Eastman Chemical Co. ........................             229           8,936
   Eastman Kodak Co. ...........................             811          23,868
   Eaton Corp. .................................             193          14,361
   Ecolab, Inc. ................................             363          14,611
   Edison International* .......................             908          13,711
   El Paso Corp. ...............................           1,422          63,435
   Electronic Data Systems Corp. ...............           1,321          90,555
   Emerson Electric Co. ........................           1,186          67,721
   Engelhard Corp. .............................             362          10,020
   Entergy Corp. ...............................             616          24,092
   Equifax, Inc. ...............................             404           9,757
   Equity Office Properties ....................           1,155          34,742
   Equity Res. Pptys. Tr. Co. ..................             755          21,676
   Exelon Corp. ................................             905          43,331
   Exxon Mobil Corp. ...........................          19,064         749,216
   FPL Group, Inc. .............................             490          27,636
   Family Dollar Stores, Inc. ..................             480          14,390
   Fannie Mae ..................................           2,784         221,328
   FedEx Corp.* ................................             809          41,971
   Federated Department Stores* ................             537          21,963
   Fifth Third Bancorp .........................           1,610          99,144
   First Data Corp. ............................           1,063          83,392
   First Union Corp. ...........................           3,793         118,948
   FirstEnergy Corp. ...........................             829          28,998
   Fiserv, Inc.* ...............................             522          22,091
   FleetBoston Financial Corp. .................           2,912         106,288
   Fluor Corp. .................................             223           8,340
   Ford Motor Co. ..............................           5,047          79,339
   Forest Laboratories, Inc.* ..................             496          40,647
   Fortune Brands, Inc. ........................             414          16,390
   Franklin Resources, Inc. ....................             727          25,641
   Freddie Mac .................................           1,942         127,007
   Freeport-McMoran Copper Cl B* ...............             400           5,356
   Gannett Co., Inc. ...........................             743          49,952
   Gap, Inc. ...................................           2,404          33,512
   Gateway, Inc.* ..............................             903           7,260
   General Dynamics Corp. ......................             563          44,837
   General Electric Co. ........................          27,667       1,108,893
   General Mills, Inc. .........................           1,032          53,674
   General Motors Corp. ........................           1,548          75,233
   Genuine Parts Co. ...........................             497          18,240
   Genzyme Corp. (Genl. Div.)* .................             591          35,377
   Georgia-Pacific (Timber Group) ..............             640          17,670
   Gillette Co. ................................           2,941          98,229
   Golden West Financial Corp. .................             439          25,835
   Goodrich Corporation ........................             301           8,013
   Goodyear Tire & Rubber Co. ..................             455          10,834
   Grainger (W.W.), Inc. .......................             261          12,528
   Great Lakes Chemical Corp. ..................             140           3,399
   Guidant Corp.* ..............................             849          42,280
   HCA, Inc. ...................................           1,435          55,305
   Halliburton Co. .............................           1,197          15,681
   Harley-Davidson, Inc. .......................             848          46,055
   Harrah's Entertainment, Inc.* ...............             313          11,584
   Hartford Financial Svs. Gp., Inc. ...........             683          42,913
   Hasbro, Inc. ................................             478           7,758
   Health Management Associates* ...............             683          12,567
   HealthSouth Corp.* ..........................           1,093          16,198
   Heinz (H.J.) Co. ............................             981          40,339
   Hercules, Inc.* .............................             306           3,060
   Hershey Food Corp. ..........................             378          25,591
   Hewlett-Packard Co. .........................           5,379         110,485
   Hilton Hotels Corp. .........................           1,031          11,259
   Home Depot, Inc. ............................           6,531         333,146
   Honeywell International, Inc. ...............           2,266          76,636
   Household International, Inc. ...............           1,276          73,931
   Humana, Inc.* ...............................             468           5,518
   Huntington Bancshares, Inc. .................             700          12,033
   IMS Health, Inc. ............................             824          16,076
   ITT Industries, Inc. ........................             253          12,777
   Illinois Tool Works, Inc. ...................             849          57,494
   Immunex Corp.* ..............................           1,518          42,064
   Inco, Ltd.* .................................             507           8,589
   Ingersoll Rand Co.* .........................             468          19,567
   Intel Corp. .................................          18,706         588,304
   International Game Technology* ..............             243          16,597
   International Paper Co. .....................           1,347          54,351
   Interpublic Group of Cos., Inc ..............           1,052          31,076
   Intl. Business Machines Corp. ...............           4,801         580,729
   Intl. Flavors & Fragrances ..................             264           7,843
   Intuit, Inc.* ...............................             591          25,271
   J.P. Morgan Chase & Co. .....................           5,499         199,889
   JDS Uniphase Corp.* .........................           3,700          32,301
   Jabil Circuit, Inc.* ........................             549          12,473
   Jefferson-Pilot Corp. .......................             419          19,387
   John Hancock Financial Services .............             832          34,362
   Johnson & Johnson ...........................           8,549         505,246
   Johnson Controls, Inc. ......................             247          19,945
   Jones Apparel Group, Inc.* ..................             350          11,610
   KB Home .....................................             140           5,614
   KLA Tencor Corp.* ...........................             516          25,573
   Kellogg Co. .................................           1,130          34,013
   Kerr-McGee Corp. ............................             285          15,618

   The accompanying notes are an integral part of these financial statements.

            MUTUAL OF AMERICA INSTITUTIONAL FUNDS (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2001

                                                           Shares        Value
                                                           ------       --------
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
   KeyCorp .....................................           1,180        $ 28,721
   Keyspan Corporation .........................             388          13,444
   Kimberly Clark Corp. ........................           1,464          87,547
   Kinder Morgan, Inc. .........................             311          17,320
   King Pharmaceuticals, Inc.* .................             685          28,859
   Kmart Corp.* ................................           1,391           7,595
   Knight-Ridder, Inc. .........................             234          15,194
   Kohl's Corp.* ...............................             934          65,791
   Kroger Co.* .................................           2,239          46,728
   LSI Logic Corp.* ............................           1,022          16,127
   Leggett & Platt .............................             548          12,604
   Lehman Brothers Holdings, Inc. ..............             664          44,355
   Lexmark Int'l, Inc.* ........................             362          21,358
   Lilly (Eli) & Co. ...........................           3,142         246,773
   Limited, Inc. ...............................           1,202          17,693
   Lincoln National Corp. ......................             548          26,616
   Linear Technology Corp. .....................             860          33,574
   Liz Claiborne, Inc. .........................             173           8,607
   Lockheed Martin Corp. .......................           1,228          57,311
   Loews Corp. .................................             534          29,573
   Louisiana-Pacific Corp.* ....................             308           2,600
   Lowe's Companies, Inc. ......................           2,158         100,153
   Lucent Technologies* ........................           9,515          59,849
   MBIA, Inc. ..................................             420          22,525
   MBNA Corp. ..................................           2,372          83,494
   MGIC Investment Corp. .......................             304          18,763
   Manor Care, Inc.* ...........................             285           6,757
   Marathon Oil Corp. ..........................             867          26,010
   Marriott International, Inc. ................             667          27,114
   Marsh & McLennan Cos., Inc. .................             744          79,943
   Masco Corp. .................................           1,279          31,336
   Mattel, Inc. ................................           1,203          20,692
   Maxim Integrated Products, Inc. .............             900          47,259
   May Department Stores Co. ...................             830          30,693
   Maytag Corp. ................................             214           6,640
   McDermott International, Inc.* ..............             172           2,110
   McDonald's Corp. ............................           3,583          94,842
   McGraw-Hill Cos., Inc. ......................             539          32,868
   McKesson Corp. ..............................             797          29,808
   Mead Corp. ..................................             277           8,557
   Medimmune, Inc.* ............................             597          27,671
   Medtronic, Inc. .............................           3,374         172,783
   Mellon Financial Corp. ......................           1,304          49,056
   Merck & Co., Inc. ...........................           6,340         372,792
   Mercury Interactive Corp.* ..................             231           7,849
   Meredith Corp. ..............................             137           4,884
   Merrill Lynch & Co., Inc. ...................           2,359         122,951
   MetLife, Inc. ...............................           2,020          63,994
   Micron Technology, Inc.* ....................           1,670          51,770
   Microsoft Corp.* ............................          15,010         994,713
   Millipore Corp. .............................             133           8,073
   Minnesota Mining & Mfg. Co. .................           1,093         129,204
   Mirant Corp.* ...............................           1,117          17,894
   Molex, Inc., Cl A ...........................             545          16,868
   Moody's Corp. ...............................             435          17,339
   Morgan Stanley Dean Witter ..................           3,057         171,009
   Motorola, Inc. ..............................           6,203          93,169
   NCR Corp.* ..................................             279          10,284
   NIKE, Inc. Cl B .............................             749          42,124
   NVIDIA Corporation* .........................             403          26,961
   Nabors Industries, Inc.* ....................             393          13,492
   National City Corp. .........................           1,689          49,386
   National Semiconductor Corp.* ...............             490          15,087
   Navistar International Corp. ................             166           6,557
   Network Appliance, Inc.* ....................             923          20,186
   New York Times Co. Cl A .....................             422          18,252
   Newell Rubbermaid, Inc. .....................             741          20,429
   Newmont Mining Corp. ........................             546          10,434
   Nextel Communications, Inc.* ................           2,225          24,386
   NiSource, Inc. ..............................             576          13,283
   Niagara Mohawk Holdings, Inc.* ..............             446           7,908
   Nicor, Inc. .................................             125           5,205
   Noble Drilling Corp.* .......................             369          12,561
   Nordstrom, Inc. .............................             398           8,052
   Norfolk Southern Corp. ......................           1,074          19,686
   Nortel Networks Corp.* ......................           8,921          66,908
   Northern Trust Corp. ........................             619          37,276
   Northrop Grumman Corp. ......................             308          31,049
   Novell, Inc.* ...............................           1,009           4,631
   Novellus Systems, Inc.* .....................             399          15,741
   Nucor Corp. .................................             217          11,492
   Occidental Petroleum Corp. ..................           1,041          27,618
   Office Depot, Inc.* .........................             856          15,870
   Omnicom Group, Inc. .........................             518          46,283
   Oracle Corp.* ...............................          15,500         214,055
   PACCAR, Inc. ................................             227          14,896
   PG & E Corp.* ...............................           1,072          20,625
   PMC-Sierra, Inc.* ...........................             458           9,737
   PNC Financial Services Group ................             792          44,510
   PPG Industries, Inc. ........................             469          24,257
   PPL Corporation .............................             408          14,219
   Pactiv Corp.* ...............................             444           7,881
   Pall Corp. ..................................             340           8,180
   Palm, Inc.* .................................           1,583           6,142
   Parametric Technology Corp.* ................             732           5,717
   Parker Hannifin Corp. .......................             327          15,013
   Paychex, Inc. ...............................           1,043          36,547
   Penney (J.C.) Co., Inc. .....................             735          19,772
   Peoples Energy Corp. ........................              99           3,755
   Peoplesoft, Inc.* ...........................             844          33,929
   Pepsi Bottling Group, Inc. ..................             788          18,518
   PepsiCo, Inc. ...............................           4,876         237,412
   PerkinElmer, Inc. ...........................             343          12,012
   Pfizer, Inc. ................................          17,521         698,212
   Pharmacia Corp. .............................           3,591         153,156
   Phelps Dodge Corp.* .........................             235           7,614
   Phillip Morris Cos., Inc. ...................           6,039         276,888
   Phillips Petroleum Co. ......................           1,063          64,056
   Pinnacle West Capital Corp. .................             244          10,211
   Pitney Bowes, Inc. ..........................             680          25,575
   Placer Dome, Inc. ...........................             909           9,917
   Power One, Inc.* ............................             208           2,165
   Praxair, Inc. ...............................             448          24,752
   Proctor & Gamble Co. ........................           3,611         285,738
   Progress Energy, Inc. .......................             610          27,468
   Progressive Corp. of Ohio ...................             212          31,652
   Providian Financial Corp.* ..................             792           2,812
   Public Svc. Enterprise Group ................             578          24,386
   Pulte Homes, Inc. ...........................             175           7,817
   QlLogic Corporation* ........................             258          11,484
   Qualcomm, Inc.* .............................           2,130         107,565
   Quintiles Transnational Corp.* ..............             333           5,355
   Qwest Communications Int'l ..................           4,640          65,563
   RadioShack Corp. ............................             500          15,050
   Raytheon ....................................           1,089          35,360
   Reebok International, Ltd.* .................             164           4,346
   Regions Financial Corp. .....................             634          19,045
   Reliant Energy, Inc. ........................             831          22,038

   The accompanying notes are an integral part of these financial statements.

            MUTUAL OF AMERICA INSTITUTIONAL FUNDS (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                               December 31, 2001

                                                           Shares        Value
                                                           ------       --------
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
   Robert Half Int'l., Inc.* .....................            496    $    13,243
   Rockwell Collins ..............................            512          9,984
   Rockwell Intl., Corp. .........................            512          9,144
   Rohm Haas Co. .................................            614         21,263
   Rowan Cos., Inc.* .............................            265          5,133
   Royal Dutch Petroleum Co. (N.Y.) ..............          5,920        290,198
   Ryder System, Inc. ............................            194          4,297
   SBC Communications, Inc. ......................          9,364        366,788
   Sabre Group Holdings, Inc.* ...................            372         15,754
   Safeco Corp. ..................................            356         11,089
   Safeway, Inc.* ................................          1,379         57,573
   Sanmina Corp.* ................................          1,452         28,895
   Sapient Corp.* ................................            352          2,717
   Sara Lee Corp. ................................          2,183         48,528
   Schering-Plough Corp. .........................          4,080        146,105
   Schlumberger, Ltd. ............................          1,605         88,195
   Scientific-Atlanta, Inc. ......................            436         10,438
   Sealed Air Corp.* .............................            240          9,797
   Sears Roebuck & Co. ...........................            899         42,828
   Sempra Energy .................................            577         14,165
   Sherwin-Williams Co. ..........................            430         11,825
   Siebel Systems, Inc.* .........................          1,289         36,066
   Sigma-Aldrich Corp. ...........................            204          8,040
   Snap-On, Inc. .................................            161          5,419
   Solectron Corp.* ..............................          2,287         25,797
   SouthTrust Corp. ..............................            955         23,560
   Southern Co. ..................................          1,937         49,103
   Southwest Airlines Co. ........................          2,133         39,418
   Sprint Corp.(FON Gp.) .........................          2,472         49,638
   Sprint Corp.(PCS Gp.)* ........................          2,747         67,054
   St. Jude Medical, Inc.* .......................            245         19,024
   St. Paul Companies, Inc. ......................            578         25,415
   Stanley Works .................................            238         11,084
   Staples, Inc.* ................................          1,287         24,067
   Starbucks Corp.* ..............................          1,063         20,250
   Starwood Hotels & Resorts .....................            536         16,000
   State Street Corp. ............................            907         47,391
   Stillwell Financial, Inc. .....................            619         16,849
   Stryker Corp. .................................            548         31,987
   Sun Microsystems, Inc.* .......................          9,034        111,480
   Sunoco, Inc. ..................................            219          8,177
   Suntrust Banks, Inc. ..........................            805         50,474
   Supervalu, Inc. ...............................            393          8,693
   Symbol Technologies, Inc. .....................            637         10,116
   Synovus Financial Corp. .......................            812         20,341
   Sysco Corp. ...................................          1,838         48,192
   T. Rowe Price Group, Inc. .....................            344         11,947
   TJX Companies, Inc. ...........................            760         30,294
   TMP Worldwide, Inc.* ..........................            308         13,213
   TRW, Inc. .....................................            352         13,038
   TXU Corp. .....................................            739         34,844
   Target Corp. ..................................          2,539        104,226
   Teco Energy, Inc. .............................            389         10,207
   Tektronix, Inc.* ..............................            256          6,600
   Tellabs, Inc.* ................................          1,143         17,179
   Temple-Inland, Inc. ...........................            163          9,247
   Tenet Healthcare Corp.* .......................            907         53,259
   Teradyne, Inc.* ...............................            504         15,191
   Texas Instruments, Inc. .......................          4,828        135,184
   Textron, Inc. .................................            394         16,335
   Thermo Electron Corp.* ........................            475         11,334
   Thomas & Betts Corp.* .........................            162          3,426
   Tiffany & Co. .................................            405         12,745
   Torchmark Corp. ...............................            346         13,608
   Toys R Us, Inc.* ..............................            568         11,780
   Transocean Sedco Forex, Inc.* .................            888         30,032
   Tribune Co. ...................................            830         31,067
   Tricon Global Restaurants, Inc. ...............            406         19,975
   Tupperware Corp. ..............................            162          3,119
   Tyco International, Ltd. ......................          5,560        327,484
   UNUMProvident Corp. ...........................            671         17,788
   US Airways Group, Inc.* .......................            207          1,312
   US Bancorp ....................................          5,437        113,796
   USA Education, Inc. ...........................            437         36,717
   UST, Inc. .....................................            481         16,835
   Unilever N.V. (N.Y.) ..........................          1,596         91,946
   Union Pacific Corp. ...........................            692         39,444
   Union Planters Corp. ..........................            383         17,285
   Unisys Corp.* .................................            889         11,148
   United States Steel Group .....................            255          4,618
   United Technologies Corp. .....................          1,306         84,407
   UnitedHealth Group, Inc. ......................            869         61,499
   Univision Communications, Inc. ................            586         23,710
   Unocal Corp. ..................................            677         24,419
   V F Corp. .....................................            309         12,054
   Veritas Software Corp.* .......................          1,117         50,064
   Verizon Communications ........................          7,568        359,177
   Viacom, Inc. Cl B* ............................          4,942        218,189
   Visteon Corp. .................................            361          5,429
   Vitesse Semiconductor Corp.* ..................            531          6,616
   Vulcan Materials Co. ..........................            290         13,903
   Wal-Mart Stores, Inc. .........................         12,422        714,886
   Walgreen Co. ..................................          2,843         95,695
   Washington Mutual, Inc. .......................          2,441         79,821
   Waste Management, Inc. ........................          1,750         55,843
   Waters Corp.* .................................            365         14,144
   Watson Pharmaceuticals, Inc.* .................            297          9,323
   Wellpoint Health Networks, Inc. ...............            186         21,734
   Wells Fargo & Company .........................          4,725        205,301
   Wendy's International, Inc. ...................            291          8,488
   Westvaco Corp. ................................            288          8,194
   Weyerhaeuser Co. ..............................            603         32,610
   Whirlpool Corp. ...............................            187         13,713
   Willamette Industries, Inc. ...................            306         15,949
   Williams Cos., Inc. ...........................          1,436         36,647
   Winn-Dixie Stores, Inc. .......................            392          5,586
   Worldcom, Inc. - Worldcom Group ...............          8,220        115,738
   Worthington Industries, Inc. ..................            238          3,380
   Wrigley (Wm.) Jr. Co. .........................            628         32,260
   XL Capital Limited* ...........................            370         33,803
   Xcel Energy, Inc. .............................            963         26,714
   Xerox Corp.* ..................................          2,007         20,913
   Xilinx, Inc.* .................................            931         36,356
   Yahoo!, Inc.* .................................          1,588         28,171
   Zimmer Holdings, Inc.* ........................            539         16,461
   Zions Bancorporation ..........................            264         13,881
                                                                     -----------
TOTAL INDEXED ASSETS -- COMMON STOCKS
   (Cost: $29,568,558) 59.5% .....................                   $29,186,976
                                                                     -----------

----------
* Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

            MUTUAL OF AMERICA INSTITUTIONAL FUNDS (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2001

                                                                                     Face
                                                            Rate     Maturity       Amount        Value
                                                           ------    ---------     ---------     --------
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.2%)
   U.S. Treasury Bill (a) .........................        2.06%      01/31/02      $100,000    $    99,831
                                                                                                -----------
AGENCY (1.0%)
   Federal Home Loan Bank .........................        1.43       01/02/02       500,000        499,980
                                                                                                -----------

TOTAL SHORT-TERM DEBT SECURITIES
   (Cost: $599,811) 1.2% ................................................................           599,811
                                                                                                -----------

TOTAL INDEXED ASSETS
   (Cost: $30,168,369) 60.7% ............................................................       $29,786,787
                                                                                                ===========

----------
FUTURES CONTRACTS OUTSTANDING AS OF DECEMBER 31, 2001:

                                                                     Expiration    Underlying Face  Unrealized
                                                                        Date       Amount at Value  Gain(Loss)
                                                                     ----------    ---------------  -----------
PURCHASED

   3 S&P 500 Stock Index Futures Contracts ........................  March 2002       $861,900       $15,713
                                                                                      ========       =======

Face value of futures purchased and outstanding as a percentage of total investments in securities: 1.8%

----------

(a) This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

   The accompanying notes are an integral part of these financial statements.

            MUTUAL OF AMERICA INSTITUTIONAL FUNDS (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2001

                                                         Shares         Value
                                                         ------       ----------
ACTIVE ASSETS:
COMMON STOCKS
BASIC MATERIALS (0.9%)
   Cabot Corp. ...............................            3,170       $  113,169
   Meridian Gold, Inc.* ......................            1,970           20,350
   Newmont Mining Corp. ......................            5,710          109,118
   Nucor Corp. ...............................            1,200           63,552
   OM Group Inc. .............................            1,120           74,133
   TETRA Technologies, Inc.* .................            2,930           61,384
                                                                      ----------
                                                                         441,706
                                                                      ----------
CONSUMER, CYCLICAL (6.4%)
   AFC Enterprises* ..........................            1,100           31,229
   Action Performance Cos., Inc.* ............            1,400           42,854
   Applebees Intl., Inc. .....................            1,100           37,620
   BEBE Stores, Inc.* ........................            2,140           39,932
   Borg-Warner, Inc. .........................            1,120           58,520
   Boyd Gaming Corp.* ........................           11,800           76,700
   Brunswick Corp. ...........................            2,810           61,146
   CBRL Group, Inc. ..........................            4,050          119,232
   Circuit City Group, Inc. ..................            3,950          102,503
   Coach, Inc.* ..............................            3,000          116,940
   Consolidated Graphics, Inc.* ..............            6,480          124,740
   Constellation Brands, Inc.* ...............            1,640           70,274
   Copart, Inc.* .............................              290           10,547
   Dress Barn, Inc.* .........................            2,290           57,273
   Electronics Boutique Hldgs.* ..............              900           35,946
   Family Dollar Stores, Inc. ................            2,080           62,358
   Furniture Brands Intl., Inc.* .............            4,380          140,248
   Guitar Center, Inc.* ......................            1,640           22,370
   Harley-Davidson, Inc. .....................            3,100          168,361
   Lear Corp.* ...............................            1,690           64,457
   Lee Enterprises ...........................            5,150          187,306
   Lowe's Companies, Inc. ....................              790           36,664
   Michaels Stores, Inc.* ....................            4,700          154,865
   Mohawk Industries, Inc.* ..................            2,110          115,797
   NIKE, Inc. Cl B ...........................            1,580           88,859
   Orient Express Hotels, Ltd.* ..............            2,500           45,250
   Pier 1 Imports, Inc. ......................            5,190           89,995
   Ross Stores, Inc. .........................            1,740           55,819
   Ruby Tuesday, Inc. ........................            2,850           58,796
   Ryder System, Inc. ........................            3,400           75,310
   Service Corp. International* ..............            7,050           35,180
   Six Flags, Inc.* ..........................            4,390           67,518
   Steiner Leisure, Ltd.* ....................            3,310           70,338
   THQ, Inc.* ................................            1,000           48,470
   The Cheesecake Factory, Inc.* .............            2,387           82,996
   The Finish Line Cl A* .....................            4,670           71,404
   The McClatchy Company .....................            1,790           84,130
   Tweeter Home Entmt. Group, Inc. ...........            4,610          133,690
   Urban Outfitters, Inc.* ...................            3,100           74,772
   Valspar Corp. .............................            1,870           74,052
   Yankee Candle Company, Inc.* ..............            2,500           56,650
                                                                      ----------
                                                                       3,151,111
                                                                      ----------
CONSUMER, NON-CYCLICAL (1.6%)
   Church & Dwight ...........................            2,250           59,918
   Coca-Cola Enterprises, Inc. ...............            5,000           94,700
   Dean Foods Co.* ...........................              740           50,468
   Duane Reade, Inc.* ........................            4,150          125,953
   General Mills, Inc. .......................            1,640           85,296
   Gillette Co. ..............................            3,280          109,552
   Panera Bread Company* .....................            1,400           72,856
   Proctor & Gamble Co. ......................            2,700          213,651
                                                                      ----------
                                                                         812,394
                                                                      ----------
ENERGY (1.3%)
   Arch Coal Inc. ............................            2,720           61,744
   Ashland, Inc. .............................            3,420          157,594
   Aquila, Inc. Cl A* ........................              815           13,937
   CONSOL Energy, Inc. .......................              970           24,095
   Evergreen Resources, Inc.* ................            1,380           53,282
   Massey Energy Co. .........................            2,920           60,532
   Murphy Oil Corp. ..........................              340           28,574
   Phillips Petroleum Co. ....................              750           45,195
   Pioneer Natural Resources Co.* ............            1,038           19,992
   Smith International, Inc.* ................            1,100           58,982
   Spinnaker Expl. Co.* ......................            1,300           53,508
   Sunoco, Inc. ..............................            1,170           43,688
                                                                      ----------
                                                                         621,123
                                                                      ----------
FINANCIAL (7.1%)
   Alabama National Bancorp ..................            1,325           44,666
   Amcore Financial, Inc. ....................            1,900           42,465
   American Capital Strategies ...............            2,960           83,916
   American Int'l. Group, Inc. ...............            3,300          262,020
   Aon Corp. .................................              200            7,104
   Berkley (W.R.) Corp. ......................            1,090           58,533
   Centerpoint Properties Trust ..............            2,530          125,994
   ChoicePoint, Inc.* ........................            2,600          131,794
   Cincinnati Financial Corp. ................              200            7,630
   Citigroup, Inc. ...........................            8,733          440,842
   Compass Bancshares, Inc. ..................            1,140           32,262
   East West Bancorp, Inc. ...................            1,680           43,260
   Everest RE Group* .........................              850           60,095
   First Financial Holdings, Inc. ............            1,690           40,847
   First Midwest Bancorp .....................            7,525          219,655
   HCC Insurance Holdings, Inc. ..............            3,750          103,313
   Harleysville Group, Inc. ..................            1,400           33,446
   Health Care Ppty. Invs., Inc. .............            3,130          113,337
   Healthcare Realty Trust ...................            2,370           66,360
   Hilb, Rogal & Hamilton Co. ................              830           46,522
   Hudson United Bancorp .....................            4,020          115,397
   MBNA Corp. ................................            7,400          260,480
   Marsh & McLennan Cos., Inc. ...............              800           85,960
   Marshall & Ilsley Corp. ...................            2,810          177,817
   Mercantile Bankshares Corp. ...............            2,440          105,018
   Morgan Stanley Dean Witter ................            3,800          212,572
   PartnerRE, Ltd.* ..........................            1,230           66,420
   Philadelphia Cons. Hldg. Co.* .............            1,120           42,235
   Port Financial Corp. ......................            1,910           49,794
   R & G Financial Corp. Cl B ................            4,430           75,930
   SEI Investments ...........................            1,190           53,681
   Safeco Corp. ..............................            3,900          121,485
   Willis Group Holdings Limited* ............            2,000           47,100
   XL Capital Limited* .......................              960           87,706
                                                                      ----------
                                                                       3,465,656
                                                                      ----------
HEALTHCARE (4.5%)
Abbott Laboratories ..........................              570           31,778
   Accredo Health, Inc.* .....................            1,387           55,064
   Amerisource Bergen Corp. ..................            2,200          139,810
   Amgen, Inc.* ..............................            1,440           81,274
   Andrx Corp.* ..............................              450           31,685
   Anthem, Inc.* .............................            2,560          126,720
   Apria Healthcare Group, Inc.* .............            4,010          100,210
   Bruker Axs, Inc.* .........................            3,050           19,947
   Barr Laboratories, Inc.* ..................              850           67,456
   Caremark Rx, Inc.* ........................            5,600           91,336

   The accompanying notes are an integral part of these financial statements.

            MUTUAL OF AMERICA INSTITUTIONAL FUNDS (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2001

                                                         Shares         Value
                                                         ------       ----------
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
HEALTHCARE (CONTINUED)
   Cephalon, Inc.* ...........................              870      $    65,759
   Dentsply International, Inc. ..............            1,805           90,611
   Enzon, Inc.* ..............................            1,700           95,676
   Exact Sciences Corp.* .....................              570            5,848
   First Horizon Pharmaceutical* .............            3,277           96,311
   Health Net, Inc.* .........................            6,400          139,392
   Icos Corporation* .........................              180           10,339
   Johnson & Johnson .........................            1,120           66,192
   Lilly (Eli) & Co. .........................            4,400          345,576
   Merck & Co., Inc. .........................            3,700          217,560
   Mid Atlantic Medical Svcs., Inc. ..........            1,600           36,320
   Neurocrine Biosciences, Inc.* .............              350           17,959
   Patterson Dental Co.* .....................            4,660          190,734
   United Surgical Partners, Inc.* ...........            4,030           85,235
   Xoma, Ltd.* ...............................              510            5,024
                                                                      ----------
                                                                       2,213,816
                                                                      ----------
INDUSTRIAL (7.8%)
   Alliant TechSystems, Inc.* ................            1,495          115,414
   Ameren Corp. ..............................            1,050           44,415
   American Axle & Mfg. Holdings* ............            3,890           83,168
   BISYS Group, Inc.* ........................            3,540          226,525
   Carbo Ceramics, Inc. ......................              750           29,370
   Corporate Executive Board Co.* ............              750           27,525
   Covenant Transport, Inc. Cl A* ............            6,320          100,867
   Dal-Tile International, Inc.* .............            3,800           88,350
   EDO Corp. .................................            2,100           55,545
   EMCOR Group Inc.* .........................            1,820           82,628
   EOG Resources, Inc. .......................            1,160           45,368
   ESCO Technologies, Inc.* ..................            1,010           34,835
   Education Management Corp.* ...............              840           30,450
   Electronic Arts, Inc.* ....................            1,450           86,928
   Engineered Support Systems ................            3,470          118,709
   Expeditors Int'l. Wash., Inc. .............            1,810          103,080
   Fisher & Paykel Inds. ADR* ................            1,590           44,759
   FLIR Systems, Inc.* .......................            1,110           42,091
   Fair Isaac & Company, Inc. ................              875           55,143
   FedEx Corp.* ..............................            1,710           88,715
   Florida Rock Industries ...................            1,965           71,880
   Foundry Networks* .........................           17,000          138,550
   General Electric Co. ......................            2,100           84,168
   Genesee & Wyoming, Inc. Cl A* .............            2,580           84,237
   Genesis Microchip Corp* ...................            1,020           67,442
   Hanover Compressor Co.* ...................            1,210           30,565
   Harris Corp. ..............................            3,470          105,870
   Insight Communications Co.* ...............            3,020           72,963
   Iron Mountain, Inc.* ......................              740           32,412
   Jacobs Engineering Group, Inc. ............              940           62,040
   Kemet Corp.* ..............................            3,660           64,965
   Kirby Corp.* ..............................            4,070          112,129
   Landstar System, Inc.* ....................            1,980          143,570
   Manhattan Associates, Inc.* ...............            1,510           44,017
   Maximus, Inc.* ............................            1,180           49,631
   Mettler-Toledo International* .............              850           44,073
   Minas Buenaventura - Spon. ADR* ...........              970           20,108
   Mobile Mini, Inc.* ........................            1,750           68,460
   Navistar International Corp. ..............            2,050           80,975
   Olin Corp. ................................            4,200           67,788
   Perot Systems Corp. Cl A* .................            3,400           69,428
   Pactiv Corp.* .............................            9,100          161,525
   Shaw Group, Inc* ..........................            1,700           39,950
   Shuffle Master, Inc.* .....................            2,000           31,340
   Smurfit-Stone Container Corp.* ............            6,970          111,311
   Spartech Corp. ............................            3,400           69,870
   Superior Industries Int'l .................            1,500           60,375
   Tecumseh Products Co. Cl A ................            2,190          110,880
   Teleflex, Inc. ............................            1,320           62,449
   United Defense Inds.  Inc.* ...............            3,550           74,728
   Waters Corp.* .............................            1,600           62,000
                                                                     -----------
                                                                       3,803,584
                                                                     -----------
TECHNOLOGY (9.2%)
   Affiliated Computer Svcs.* ................            1,490          158,134
   Applied Materials, Inc.* ..................            7,400          296,740
   Atmel Corp.* ..............................           17,600          139,392
   Autodesk, Inc. ............................            3,490          130,072
   Brocade Communication Sys.* ...............            6,500          215,280
   Business Objects S.A.-Sp. ADR* ............            1,670           56,446
   Ciena Corp.* ..............................            6,400           91,584
   Cirrus Logic, Inc.* .......................            5,490           72,578
   Cisco Systems, Inc.* ......................           29,360          531,710
   DRS Technologies, Inc.* ...................            1,660           59,179
   Diebold, Inc. .............................            1,350           54,594
   EMC Corp.* ................................            8,200          110,208
   Exult, Inc.* ..............................            3,650           58,583
   FreeMarkets, Inc.* ........................            2,900           69,513
   General Dynamics Corp. ....................              430           34,245
   Herley Industries, Inc.* ..................            4,010           68,170
   Int'l. Business Machines Corp. ............              400           48,384
   JDA Software Group, Inc.* .................            2,210           49,394
   JDS Uniphase Corp.* .......................           18,400          160,632
   Juniper Networks, Inc.* ...................            7,800          147,810
   L-3 Communications Hldgs., Inc. ...........            1,280          115,200
   Lawson Software* ..........................            2,240           35,280
   Linear Technology Corp. ...................            8,000          312,320
   Lockheed Martin Corp. .....................            1,060           49,470
   Mapinfo Corp.* ............................            5,600           87,864
   Maxim Integrated Products, Inc ............            7,400          388,574
   Microsemi Corp.* ..........................            1,170           34,749
   Microsoft Corp.* ..........................            2,320          153,726
   Millipore Corp. ...........................              940           57,058
   Networks Associates, Inc.* ................            2,310           59,714
   Raytheon ..................................            4,080          132,478
   Renaissance Learning Inc.* ................            1,050           31,994
   SeaChange Int'l., Inc.* ...................              940           32,073
   Symbol Technologies, Inc. .................            4,580           72,730
   Varian, Inc.* .............................              570           18,491
   Veritas Software Corp.* ...................            3,700          165,834
   Xilinx, Inc.* .............................            3,900          152,295
   Yahoo!, Inc.* .............................            2,970           52,688
                                                                     -----------
                                                                       4,505,186
                                                                     -----------
TELECOMMUNICATIONS (0.1%)
   Sprint Corp. (PCS Group)* .................            2,100           51,261
                                                                     -----------
UTILITIES (0.4%)
   FirstEnergy Corp. .........................            2,000           69,960
   Philadelphia Suburban Corp. ...............            2,200           49,610
   Public Svc. Enterprise Group ..............              630           26,580
   Southern Co. ..............................            2,330           59,066
                                                                     -----------
                                                                         205,216
                                                                     -----------
TOTAL ACTIVE ASSETS -- COMMON STOCKS
   (Cost $ 18,039,976) 39.3% .................                        19,271,053
                                                                     -----------
TOTAL INVESTMENTS
   (Cost: $48,208,345) 100.0% ................                       $49,057,840
                                                                     ===========

----------
* Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

            MUTUAL OF AMERICA INSTITUTIONAL FUNDS (EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                December 31, 2001

                                                         Shares         Value
                                                         ------       ----------

COMMON STOCK:
   ADC Telecommunications, Inc.* ...............           2,196        $ 10,102
   AES Corp.* ..................................           1,483          24,247
   ALCOA, Inc. .................................           2,362          83,969
   AMR Corp.* ..................................             430           9,533
   AOL Time Warner, Inc.* ......................          12,309         395,119
   AT&T Corp. ..................................           9,841         178,516
   AT&T Wireless Services* .....................           7,038         101,136
   Abbott Laboratories .........................           4,318         240,729
   Adobe Systems, Inc. .........................             660          20,493
   Advanced Micro Devices, Inc.* ...............             930          14,750
   Aetna, Inc. .................................             399          13,163
   Aflac, Inc. .................................           1,452          35,661
   Agilent Technologies, Inc.* .................           1,281          36,521
   Air Products & Chemicals, Inc. ..............             632          29,647
   Alberto-Culver Co. ..........................             156           6,979
   Albertson's, Inc. ...........................           1,129          35,552
   Alcan, Inc. .................................             893          32,085
   Allegheny Energy, Inc. ......................             346          12,532
   Allegheny Technologies, Inc. ................             223           3,735
   Allergan, Inc. ..............................             367          27,543
   Allied Waste Industries, Inc.* ..............             548           7,705
   Allstate Corp. ..............................           1,983          66,827
   Alltel Corp. ................................             863          53,273
   Altera Corp.* ...............................           1,071          22,727
   AmSouth Bancorporation ......................           1,014          19,165
   Ambac Financial Group, Inc. .................             291          16,837
   Amerada Hess Corp. ..........................             247          15,438
   Ameren Corp. ................................             382          16,159
   American Electric Power, Inc. ...............             894          38,916
   American Express Co. ........................           3,711         132,446
   American Greetings Corp. Cl A* ..............             177           2,439
   American Home Products Corp. ................           3,669         225,130
   American Int'l. Group, Inc. .................           7,266         576,922
   American Power Conversion* ..................             544           7,866
   Amerisource Bergen Corp. ....................             286          18,175
   Amgen, Inc.* ................................           2,908         164,128
   Anadarko Petroleum Corp. ....................             674          38,317
   Analog Devices, Inc.* .......................           1,006          44,656
   Andrew Corp.* ...............................             230           5,035
   Anheuser-Busch Cos., Inc. ...................           2,460         111,217
   Aon Corp. ...................................             749          26,604
   Apache Corp. ................................             372          18,545
   Apple Computer, Inc.* .......................             976          21,374
   Applera Corp.-Applied Biosys ................             589          23,130
   Applied Materials, Inc.* ....................           2,270          91,027
   Applied Micro Circuits, Corp.* ..............             819           9,271
   Archer-Daniels-Midland Co. ..................           1,839          26,390
   Ashland, Inc. ...............................             192           8,847
   AutoZone, Inc.* .............................             300          21,540
   Autodesk, Inc. ..............................             170           6,336
   Automatic Data Processing, Inc ..............           1,715         101,014
   Avaya, Inc.* ................................             798           9,696
   Avery Dennison Corp. ........................             314          17,750
   Avon Products, Inc. .........................             657          30,551
   BB & T Corp. ................................           1,260          45,499
   BMC Software, Inc.* .........................             676          11,066
   Baker Hughes, Inc. ..........................             934          34,063
   Ball Corp. ..................................              76           5,373
   Bank One Corp. ..............................           3,243         126,639
   Bank of America Corp. .......................           4,376         275,469
   Bank of New York Co., Inc. ..................           2,053          83,762
   Bard (C.R.), Inc. ...........................             143           9,224
   Barrick Gold Corp. ..........................           1,490          23,766
   Bausch & Lomb, Inc. .........................             149           5,611
   Baxter International, Inc. ..................           1,642          88,060
   Bear Stearns Cos., Inc. .....................             277          16,243
   Becton Dickinson & Co. ......................             719          23,835
   Bed Bath & Beyond, Inc.* ....................             807          27,357
   BellSouth Corp. .............................           5,247         200,173
   Bemis Co. ...................................             146           7,180
   Best Buy Co., Inc.* .........................             586          43,645
   Big Lots, Inc. ..............................             317           3,297
   Biogen, Inc.* ...............................             411          23,571
   Biomet, Inc. ................................             750          23,175
   Black & Decker Corp. ........................             222           8,376
   Block (H. & R.), Inc. .......................             510          22,797
   Boeing Co. ..................................           2,329          90,319
   Boise Cascade Corp. .........................             159           5,408
   Boston Scientific Corp.* ....................           1,122          27,063
   Bristol-Myers Squibb Co. ....................           5,382         274,482
   Broadcom Corp. Cl A* ........................             730          29,915
   Brown-Forman Corp. Cl B .....................             191          11,957
   Brunswick Corp. .............................             244           5,309
   Burlington Northern Santa Fe ................           1,076          30,698
   Burlington Resources, Inc. ..................             558          20,947
   CIGNA Corp. .................................             402          37,245
   CINergy Corp. ...............................             443          14,809
   CMS Energy Corp. ............................             370           8,891
   CSX Corp. ...................................             608          21,310
   CVS Corp. ...................................           1,087          32,175
   Calpine Corp.* ..............................             849          14,255
   Campbell Soup Co. ...........................           1,139          34,022
   Capital One Financial Corp. .................             598          32,262
   Cardinal Health, Inc. .......................           1,254          81,084
   Carnival Corp. ..............................           1,630          45,770
   Caterpillar, Inc. ...........................             955          49,899
   Cendant Corp.* ..............................           2,730          53,535
   Centex Corp. ................................             165           9,420
   CenturyTel, Inc. ............................             389          12,759
   Charles Schwab Corp. ........................           3,801          58,801
   Charter One Financial, Inc. .................             641          17,403
   ChevronTexaco Corp. .........................           2,967         265,873
   Chiron Corp.* ...............................             512          22,446
   Chubb Corp. .................................             472          32,568
   Ciena Corp.* ................................             910          13,022
   Cincinnati Financial Corp. ..................             449          17,129
   Cintas Corp. ................................             472          22,840
   Circuit City Group, Inc. ....................             579          15,025
   Cisco Systems, Inc.* ........................          20,402         369,480
   Citigroup, Inc. .............................          14,310         722,369
   Citizens Communications Co.* ................             779           8,304
   Citrix Systems, Inc.* .......................             522          11,829
   Clear Channel Communications* ...............           1,662          84,612
   Clorox Co. ..................................             647          25,589
   Coca-Cola Co. ...............................           6,917         326,137
   Coca-Cola Enterprises, Inc. .................           1,237          23,429
   Colgate-Palmolive Co. .......................           1,535          88,646
   Comcast Corp. Cl A* .........................           2,628          94,608
   Comerica, Inc. ..............................             493          28,249
   Compaq Computer Corp. .......................           4,737          46,233
   Computer Associates Int'l., Inc. ............           1,602          55,253
   Computer Sciences Corp.* ....................             474          23,217
   Compuware Corp.* ............................           1,034          12,191
   Comverse Technology, Inc.* ..................             516          11,543
   ConAgra Foods, Inc. .........................           1,494          35,512
   Concord EFS, Inc.* ..........................           1,401          45,925
   Conexant Systems, Inc.* .....................             709          10,181
   Conoco, Inc. ................................           1,745          49,384
   Conseco, Inc.* ..............................             959           4,277
   Consolidated Edison, Inc. ...................             590          23,812

   The accompanying notes are an integral part of these financial statements.

            MUTUAL OF AMERICA INSTITUTIONAL FUNDS (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2001

                                                         Shares         Value
                                                         ------       ----------
COMMON STOCK (CONTINUED):
   Constellation Energy Group ..................             455        $ 12,080
   Convergys Corp.* ............................             486          18,220
   Cooper Industries, Inc. .....................             263           9,184
   Cooper Tire & Rubber Co. ....................             202           3,224
   Coors (Adolph) Co. Cl B .....................             100           5,340
   Corning, Inc.* ..............................           2,631          23,469
   Costco Wholesale Corp.* .....................           1,258          55,830
   Countrywide Credit Industries ...............             340          13,930
   Crane Co. ...................................             166           4,256
   Cummins, Inc. ...............................             115           4,432
   DTE Energy Co. ..............................             452          18,957
   Dana Corp. ..................................             413           5,732
   Danaher Corp. ...............................             398          24,003
   Darden Restaurants, Inc. ....................             324          11,470
   Deere & Co. .................................             651          28,423
   Dell Computer Corp.* ........................           7,260         197,327
   Delphi Automotive Systems Corp. .............           1,558          21,282
   Delta Air Lines, Inc. .......................             341           9,978
   Deluxe Corp. ................................             185           7,692
   Devon Energy Corp. ..........................             351          13,566
   Dillard's, Inc. Cl A ........................             233           3,728
   Disney (Walt) Co. ...........................           5,670         117,482
   Dollar General Corp. ........................             926          13,797
   Dominion Resources, Inc. ....................             732          43,993
   Donnelley (R.R.) & Sons Co. .................             318           9,441
   Dover Corp. .................................             563          20,870
   Dow Chemical Co. ............................           2,509          84,754
   Dow Jones & Co., Inc. .......................             236          12,916
   Du Pont (E.I.) de Nemours & Co. .............           2,851         121,196
   Duke Energy Corp. ...........................           2,159          84,762
   Dynergy, Inc. ...............................             976          24,888
   EMC Corp.* ..................................           6,162          82,817
   EOG Resources, Inc. .........................             321          12,554
   Eastman Chemical Co. ........................             219           8,545
   Eastman Kodak Co. ...........................             809          23,809
   Eaton Corp. .................................             193          14,361
   Ecolab, Inc. ................................             362          14,571
   Edison International* .......................             906          13,681
   El Paso Corp. ...............................           1,419          63,302
   Electronic Data Systems Corp. ...............           1,319          90,417
   Emerson Electric Co. ........................           1,185          67,664
   Engelhard Corp. .............................             361           9,992
   Entergy Corp. ...............................             615          24,053
   Equifax, Inc. ...............................             403           9,732
   Equity Office Properties ....................           1,152          34,652
   Equity Res. Pptys. Tr. Co. ..................             753          21,619
   Exelon Corp. ................................             902          43,188
   Exxon Mobil Corp. ...........................          19,027         747,761
   FMC Technologies, Inc.* .....................               1              15
   FPL Group, Inc. .............................             489          27,580
   Family Dollar Stores, Inc. ..................             479          14,360
   Fannie Mae ..................................           2,779         220,931
   FedEx Corp.* ................................             829          43,009
   Federated Department Stores* ................             536          21,922
   Fifth Third Bancorp .........................           1,607          98,959
   First Data Corp. ............................           1,061          83,235
   First Union Corp. ...........................           3,785         118,698
   FirstEnergy Corp. ...........................             828          28,963
   Fiserv, Inc.* ...............................             521          22,049
   FleetBoston Financial Corp. .................           2,907         106,106
   Fluor Corp. .................................             223           8,340
   Ford Motor Co. ..............................           5,037          79,182
   Forest Laboratories, Inc.* ..................             495          40,565
   Fortune Brands, Inc. ........................             413          16,351
   Franklin Resources, Inc. ....................             725          25,571
   Freddie Mac .................................           1,939         126,811
   Freeport-McMoran Copper Cl B* ...............             400           5,356
   Gannett Co., Inc. ...........................             741          49,817
   Gap, Inc. ...................................           2,399          33,442
   Gateway, Inc.* ..............................             901           7,244
   General Dynamics Corp. ......................             561          44,678
   General Electric Co. ........................          27,613       1,106,729
   General Mills, Inc. .........................           1,028          53,466
   General Motors Corp. ........................           1,545          75,087
   Genuine Parts Co. ...........................             495          18,167
   Genzyme Corp. (Genl. Div)* ..................             590          35,317
   Georgia-Pacific (Timber Group) ..............             639          17,643
   Gillette Co. ................................           2,935          98,029
   Golden West Financial Corp. .................             438          25,776
   Goodrich Corporation ........................             293           7,800
   Goodyear Tire & Rubber Co. ..................             454          10,810
   Grainger (W.W.), Inc. .......................             260          12,480
   Great Lakes Chemical Corp. ..................             140           3,399
   Guidant Corp.* ..............................             848          42,230
   HCA, Inc. ...................................           1,433          55,228
   Halliburton Co. .............................           1,194          15,641
   Harley-Davidson, Inc. .......................             843          45,783
   Harrah's Entertainment, Inc.* ...............             312          11,547
   Hartford Financial Svs. Gp., Inc. ...........             682          42,850
   Hasbro, Inc. ................................             478           7,758
   Health Management Associates* ...............             680          12,512
   HealthSouth Corp.* ..........................           1,091          16,169
   Heinz (H.J.) Co. ............................             998          41,038
   Hercules, Inc.* .............................             302           3,020
   Hershey Food Corp. ..........................             377          25,523
   Hewlett-Packard Co. .........................           5,376         110,423
   Hilton Hotels Corp. .........................           1,029          11,237
   Home Depot, Inc. ............................           6,518         332,483
   Honeywell International, Inc. ...............           2,262          76,501
   Household International, Inc. ...............           1,273          73,758
   Humana, Inc.* ...............................             467           5,506
   Huntington Bancshares, Inc. .................             699          12,016
   IMS Health, Inc. ............................             822          16,037
   ITT Industries, Inc. ........................             246          12,423
   Illinois Tool Works, Inc. ...................             847          57,359
   Immunex Corp.* ..............................           1,515          41,981
   Inco, Ltd.* .................................             506           8,572
   Ingersoll Rand Co.* .........................             467          19,525
   Intel Corp. .................................          18,669         587,140
   International Game Technology* ..............             243          16,597
   International Paper Co. .....................           1,344          54,230
   Interpublic Group of Cos., Inc. .............           1,050          31,017
   Intl. Business Machines Corp. ...............           4,791         579,519
   Intl. Flavors & Fragrances ..................             264           7,843
   Intuit, Inc.* ...............................             590          25,228
   J.P. Morgan Chase & Co. .....................           5,488         199,489
   JDS Uniphase Corp.* .........................           3,693          32,240
   Jabil Circuit, Inc.* ........................             548          12,451
   Jefferson-Pilot Corp. .......................             418          19,341
   John Hancock Financial Services .............             831          34,320
   Johnson & Johnson ...........................           8,532         504,241
   Johnson Controls, Inc. ......................             243          19,622
   Jones Apparel Group, Inc.* ..................             349          11,576
   KB Home .....................................             140           5,614
   KLA Tencor Corp.* ...........................             502          24,879
   Kellogg Co. .................................           1,131          34,043
   Kerr-McGee Corp. ............................             276          15,125
   KeyCorp .....................................           1,178          28,673
   Keyspan Corporation .........................             387          13,410
   Kimberly Clark Corp. ........................           1,461          87,368

   The accompanying notes are an integral part of these financial statements.

            MUTUAL OF AMERICA INSTITUTIONAL FUNDS (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2001

                                                         Shares         Value
                                                         ------       ----------
COMMON STOCK (CONTINUED):
   Kinder Morgan, Inc. .........................             310        $ 17,264
   King Pharmaceuticals, Inc.* .................             683          28,775
   Kmart Corp.* ................................           1,386           7,568
   Knight-Ridder, Inc. .........................             234          15,194
   Kohl's Corp.* ...............................             932          65,650
   Kroger Co.* .................................           2,234          46,624
   LSI Logic Corp.* ............................           1,020          16,096
   Leggett & Platt .............................             547          12,581
   Lehman Brothers Holdings, Inc. ..............             663          44,288
   Lexmark Int'l, Inc.* ........................             362          21,358
   Lilly (Eli) & Co. ...........................           3,139         246,537
   Limited, Inc. ...............................           1,198          17,635
   Lincoln National Corp. ......................             545          26,471
   Linear Technology Corp. .....................             859          33,535
   Liz Claiborne, Inc. .........................             165           8,209
   Lockheed Martin Corp. .......................           1,225          57,171
   Loews Corp. .................................             533          29,518
   Louisiana-Pacific Corp.* ....................             297           2,507
   Lowe's Companies, Inc. ......................           2,154          99,967
   Lucent Technologies* ........................           9,496          59,730
   MBIA, Inc. ..................................             417          22,364
   MBNA Corp. ..................................           2,368          83,354
   MGIC Investment Corp. .......................             298          18,393
   Manor Care, Inc.* ...........................             285           6,757
   Marathon Oil Corp. ..........................             866          25,980
   Marriott International, Inc. ................             666          27,073
   Marsh & McLennan Cos., Inc. .................             744          79,943
   Masco Corp. .................................           1,276          31,262
   Mattel, Inc. ................................           1,201          20,657
   Maxim Integrated Products, Inc. .............             896          47,049
   May Department Stores Co. ...................             832          30,767
   Maytag Corp. ................................             214           6,640
   McDermott International, Inc.* ..............             172           2,110
   McDonald's Corp. ............................           3,575          94,630
   McGraw-Hill Cos., Inc. ......................             538          32,807
   McKesson Corp. ..............................             795          29,733
   Mead Corp. ..................................             276           8,526
   Medimmune, Inc.* ............................             595          27,578
   Medtronic, Inc. .............................           3,367         172,424
   Mellon Financial Corp. ......................           1,301          48,944
   Merck & Co., Inc. ...........................           6,327         372,028
   Mercury Interactive Corp.* ..................             230           7,815
   Meredith Corp. ..............................             137           4,884
   Merrill Lynch & Co., Inc. ...................           2,354         122,690
   MetLife, Inc. ...............................           2,016          63,867
   Micron Technology, Inc.* ....................           1,667          51,677
   Microsoft Corp.* ............................          14,980         992,712
   Millipore Corp. .............................             133           8,073
   Minnesota Mining & Mfg. Co. .................           1,091         128,967
   Mirant Corp.* ...............................           1,114          17,846
   Molex Inc., Cl A ............................             544          16,837
   Moody's Corp. ...............................             434          17,299
   Morgan Stanley Dean Witter ..................           3,050         170,617
   Motorola, Inc. ..............................           6,191          92,989
   NCR Corp.* ..................................             270           9,952
   NIKE, Inc. Cl B .............................             747          42,011
   NVIDIA Corporation* .........................             402          26,894
   Nabors Industries, Inc.* ....................             392          13,457
   National City Corp. .........................           1,686          49,299
   National Semiconductor Corp.* ...............             489          15,056
   Navistar International Corp. ................             165           6,518
   Network Appliance, Inc.* ....................             921          20,142
   New York Times Co. Cl A .....................             422          18,252
   Newell Rubbermaid, Inc. .....................             740          20,402
   Newmont Mining Corp. ........................             545          10,415
   Nextel Communications, Inc.* ................           2,220          24,331
   NiSource, Inc. ..............................             575          13,260
   Niagara Mohawk Holdings, Inc.* ..............             446           7,908
   Nicor, Inc. .................................             125           5,205
   Noble Drilling Corp.* .......................             368          12,527
   Nordstrom, Inc. .............................             387           7,829
   Norfolk Southern Corp. ......................           1,072          19,650
   Nortel Networks Corp.* ......................           8,903          66,773
   Northern Trust Corp. ........................             618          37,216
   Northrop Grumman Corp. ......................             307          30,949
   Novell, Inc.* ...............................           1,044           4,792
   Novellus Systems, Inc.* .....................             399          15,741
   Nucor Corp. .................................             216          11,439
   Occidental Petroleum Corp. ..................           1,039          27,565
   Office Depot, Inc.* .........................             854          15,833
   Omnicom Group, Inc. .........................             517          46,194
   Oracle Corp.* ...............................          15,470         213,641
   PACCAR, Inc. ................................             218          14,305
   PG & E Corp.* ...............................           1,071          20,606
   PMC-Sierra, Inc.* ...........................             458           9,737
   PNC Financial Services Group ................             790          44,398
   PPG Industries, Inc. ........................             468          24,205
   PPL Corporation .............................             407          14,184
   Pactiv Corp.* ...............................             443           7,863
   Pall Corp. ..................................             340           8,180
   Palm, Inc.* .................................           1,580           6,130
   Parametric Technology Corp.* ................             730           5,701
   Parker Hannifin Corp. .......................             326          14,967
   Paychex, Inc. ...............................           1,041          36,477
   Penney (J.C.) Co., Inc. .....................             734          19,745
   Peoples Energy Corp. ........................              98           3,717
   Peoplesoft, Inc.* ...........................             842          33,848
   Pepsi Bottling Group, Inc. ..................             788          18,518
   PepsiCo, Inc. ...............................           4,866         236,926
   PerkinElmer, Inc. ...........................             343          12,012
   Pfizer, Inc. ................................          17,486         696,817
   Pharmacia Corp. .............................           3,586         152,943
   Phelps Dodge Corp.* .........................             226           7,322
   Phillip Morris Cos., Inc. ...................           6,027         276,338
   Phillips Petroleum Co. ......................           1,061          63,936
   Pinnacle West Capital Corp. .................             237           9,918
   Pitney Bowes, Inc. ..........................             678          25,500
   Placer Dome, Inc. ...........................             908           9,906
   Power One, Inc.* ............................             205           2,134
   Praxair, Inc. ...............................             447          24,697
   Proctor & Gamble Co. ........................           3,604         285,185
   Progress Energy, Inc. .......................             608          27,378
   Progressive Corp. of Ohio ...................             204          30,457
   Providian Financial Corp.* ..................             791           2,808
   Public Svc. Enterprise Group ................             577          24,344
   Pulte Homes, Inc. ...........................             168           7,505
   QlLogic Corporation* ........................             258          11,484
   Qualcomm, Inc.* .............................           2,126         107,363
   Quintiles Transnational Corp.* ..............             333           5,355
   Qwest Communications, Int'l .................           4,631          65,436
   RadioShack Corp. ............................             499          15,020
   Raytheon ....................................           1,087          35,295
   Reebok International, Ltd.* .................             164           4,346
   Regions Financial Corp. .....................             633          19,015
   Reliant Energy, Inc. ........................             829          21,985
   Robert Half Intl., Inc.* ....................             496          13,243
   Rockwell Collins ............................             511           9,965
   Rockwell Intl., Corp. .......................             511           9,126
   Rohm Haas Co. ...............................             613          21,228
   Rowan Cos., Inc.* ...........................             258           4,997

   The accompanying notes are an integral part of these financial statements.

            MUTUAL OF AMERICA INSTITUTIONAL FUNDS (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2001

                                                         Shares         Value
                                                         ------       ----------
COMMON STOCK (CONTINUED):
   Royal Dutch Petroleum Co. N.Y ...............           5,908     $   289,610
   Ryder System, Inc. ..........................             179           3,965
   SBC Communications, Inc. ....................           9,350         366,239
   Sabre Group Holdings, Inc.* .................             371          15,712
   Safeco Corp. ................................             355          11,058
   Safeway, Inc.* ..............................           1,380          57,615
   Sanmina Corp.* ..............................           1,449          28,835
   Sapient Corp.* ..............................             351           2,710
   Sara Lee Corp. ..............................           2,179          48,439
   Schering-Plough Corp. .......................           4,072         145,818
   Schlumberger, Ltd. ..........................           1,601          87,975
   Scientific-Atlanta, Inc. ....................             435          10,414
   Sealed Air Corp.* ...........................             234           9,552
   Sears Roebuck & Co. .........................             897          42,733
   Sempra Energy ...............................             576          14,141
   Sherwin-Williams Co. ........................             430          11,825
   Siebel Systems, Inc.* .......................           1,286          35,982
   Sigma-Aldrich Corp. .........................             204           8,040
   Snap-On, Inc. ...............................             161           5,419
   Solectron Corp.* ............................           2,282          25,741
   SouthTrust Corp. ............................             953          23,511
   Southern Co. ................................           1,933          49,002
   Southwest Airlines Co. ......................           2,129          39,344
   Sprint Corp.(FON Gp.) .......................           2,467          49,537
   Sprint Corp.(PCS Gp.)* ......................           2,742          66,932
   St. Jude Medical, Inc.* .....................             242          18,791
   St. Paul Companies, Inc. ....................             577          25,371
   Stanley Works ...............................             237          11,037
   Staples, Inc.* ..............................           1,293          24,179
   Starbucks Corp.* ............................           1,061          20,212
   Starwood Hotels & Resorts ...................             537          16,029
   State Street Corp. ..........................             905          47,286
   Stillwell Financial, Inc. ...................             617          16,795
   Stryker Corp. ...............................             547          31,928
   Sun Microsystems, Inc.* .....................           9,016         111,257
   Sunoco, Inc. ................................             219           8,177
   Suntrust Banks, Inc. ........................             803          50,348
   Supervalu, Inc. .............................             390           8,627
   Symbol Technologies, Inc. ...................             635          10,084
   Synovus Financial Corp. .....................             810          20,291
   Sysco Corp. .................................           1,838          48,192
   T. Rowe Price Group, Inc. ...................             343          11,912
   TJX Companies, Inc. .........................             759          30,254
   TMP Worldwide, Inc.* ........................             307          13,170
   TRW, Inc. ...................................             351          13,001
   TXU Corp. ...................................             737          34,750
   Target Corp. ................................           2,532         103,939
   Teco Energy, Inc. ...........................             388          10,181
   Tektronix, Inc.* ............................             256           6,600
   Tellabs, Inc.* ..............................           1,140          17,134
   Temple-Inland, Inc. .........................             155           8,793
   Tenet Healthcare Corp.* .....................             905          53,142
   Teradyne, Inc.* .............................             503          15,160
   Texas Instruments, Inc. .....................           4,818         134,904
   Textron, Inc. ...............................             393          16,294
   Thermo Electron Corp.* ......................             482          11,501
   Thomas & Betts Corp.* .......................             162           3,426
   Tiffany & Co. ...............................             398          12,525
   Torchmark Corp. .............................             345          13,569
   Toys R Us, Inc.* ............................             569          11,801
   Transocean Sedco Forex, Inc.* ...............             887          29,998
   Tribune Co. .................................             829          31,029
   Tricon Global Restaurants Inc. ..............             406          19,975
   Tupperware Corp. ............................             160           3,080
   Tyco International, Ltd. ....................           5,549         326,836
   UNUMProvident Corp. .........................             670          17,762
   US Airways Group, Inc.* .....................             200           1,268
   US Bancorp ..................................           5,426         113,566
   USA Education, Inc. .........................             436          36,633
   UST, Inc. ...................................             477          16,695
   Unilever N.V. (N.Y.) ........................           1,594          91,830
   Union Pacific Corp. .........................             691          39,387
   Union Planters Corp. ........................             382          17,240
   Unisys Corp.* ...............................             888          11,136
   United States Steel Group ...................             246           4,455
   United Technologies Corp. ...................           1,303          84,213
   UnitedHealth Group, Inc. ....................             867          61,358
   Univision Communications, Inc. ..............             584          23,629
   Unocal Corp. ................................             676          24,383
   V F Corp. ...................................             309          12,054
   Veritas Software Corp.* .....................           1,115          49,974
   Verizon Communications ......................           7,556         358,608
   Viacom, Inc. Cl B* ..........................           4,932         217,748
   Visteon Corp. ...............................             361           5,429
   Vitesse Semiconductor Corp.* ................             530           6,604
   Vulcan Materials Co. ........................             279          13,375
   Wal-Mart Stores, Inc. .......................          12,381         712,527
   Walgreen Co. ................................           2,837          95,493
   Washington Mutual, Inc. .....................           2,436          79,657
   Waste Management, Inc. ......................           1,746          55,715
   Waters Corp.* ...............................             364          14,105
   Watson Pharmaceuticals, Inc.* ...............             296           9,291
   Wellpoint Health Networks, Inc. .............             179          20,916
   Wells Fargo & Company .......................           4,715         204,867
   Wendy's International, Inc. .................             291           8,488
   Westvaco Corp. ..............................             285           8,108
   Weyerhaeuser Co. ............................             601          32,502
   Whirlpool Corp. .............................             186          13,639
   Willamette Industries, Inc. .................             306          15,949
   Williams Cos., Inc. .........................           1,433          36,570
   Winn-Dixie Stores, Inc. .....................             391           5,572
   Worldcom Inc. - Worldcom Group ..............           8,204         115,512
   Worthington Industries, Inc. ................             238           3,380
   Wrigley (Wm.) Jr. Co. .......................             626          32,158
   XL Capital Limited* .........................             369          33,712
   Xcel Energy, Inc. ...........................             961          26,658
   Xerox Corp.* ................................           2,003          20,871
   Xilinx, Inc.* ...............................             929          36,277
   Yahoo!, Inc.* ...............................           1,584          28,100
   Zimmer Holdings, Inc.* ......................             539          16,461
   Zions Bancorporation ........................             256          13,460
                                                                     -----------
TOTAL COMMON STOCKS
(Cost: $34,461,195) 98.0% ..................                         $29,119,828
                                                                     ===========

----------
* Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2001

                                                                                     Face
                                                           Rate      Maturity       Amount         Value
                                                          ------     --------      ---------      -------
SHORT-TERM DEBT SECURITIES:
U. S. GOVERNMENT (0.3%)
  U.S. Treasury Bill (a) ..........................        2.06%     01/31/02      $100,000      $    99,831
                                                                                                 -----------

AGENCY (1.7%)
  Federal Home Loan Bank ..........................        1.43      01/02/02       500,000          499,980
                                                                                                 -----------

TOTAL SHORT-TERM DEBT SECURITIES
  (Cost: $599,811) 2.0% ...................................................................          599,811
                                                                                                 -----------

TOTAL INVESTMENTS
  (Cost: $35,061,006) 100.0% ..............................................................      $29,719,639
                                                                                                 ===========

----------
FUTURES CONTRACTS OUTSTANDING AS OF DECEMBER 31, 2001:

                                                          Expiration      Underlying Face   Unrealized
                                                             Date         Amount at Value   Gain/(Loss)
                                                          ----------      ---------------   -----------
PURCHASED
  3 S&P 500 Stock Index Futures Contracts ............     March 2002        $861,900        $15,713
                                                                             ========        =======

Face value of futures purchased and outstanding as a percentage of total investments in securities: 2.9%

----------
(a) This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

   The accompanying notes are an integral part of these financial statements.

     MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                December 31, 2001

                                                           Shares        Value
                                                           ------      ---------
COMMON STOCKS:
   3Com Corp.* .................................            9,151       $ 58,383
   A. Schulman, Inc. ...........................              794         10,838
   AGCO Corp. ..................................            1,895         29,903
   AGL Resources, Inc. .........................            1,442         33,195
   AK Steel Holding Corp.* .....................            2,835         32,262
   Abercrombie & Fitch Co. Cl A* ...............            2,618         69,456
   Acxiom Corp.* ...............................            2,287         39,954
   Adtran, Inc.* ...............................            1,024         26,132
   Advancrd Fibre Communication* ...............            2,156         38,097
   Advent Software, Inc.* ......................              894         44,655
   Affiliated Computer Svcs.* ..................            1,584        168,110
   Airborne Freight Corp. ......................            1,266         18,775
   Airgas, Inc.* ...............................            1,822         27,549
   Alaska Air Group, Inc.* .....................              700         20,370
   Albany International Corp. Cl A .............              822         17,837
   Albemarle Corp. .............................            1,197         28,728
   Alexander & Baldwin, Inc. ...................            1,065         28,436
   Allamerica Financial Corp. ..................            1,420         63,261
   Allete, Inc. ................................            2,189         55,163
   Alliant Energy Corp. ........................            2,310         70,132
   American Eagle Outfitters* ..................            1,892         49,514
   American Financial Group ....................            1,797         44,116
   American Standard Cos., Inc.* ...............            1,889        128,886
   American Water Works Co. ....................            2,631        109,844
   Americredit Corp.* ..........................            2,220         70,041
   Ametek, Inc. ................................              846         26,979
   Apogent Technologies, Inc.* .................            2,768         71,414
   Apollo Group, Inc. Cl A* ....................            3,010        135,480
   Apria Healthcare Group, Inc.* ...............            1,434         35,836
   Arch Coal, Inc. .............................            1,376         31,235
   Arrow Electronics, Inc.* ....................            2,623         78,428
   Arvinmeritor, Inc. ..........................            1,750         34,370
   Ascential Software Corp.* ...................            6,825         27,641
   Associated Banc Corp. .......................            1,728         60,981
   Astoria Financial Corp. .....................            2,428         64,245
   Atlas Air Worldwide Hldgs., Inc. ............              992         14,533
   Atmel Corp.* ................................           12,251         97,028
   Avnet, Inc. .................................            3,094         78,804
   Avocent Corp.* ..............................            1,174         28,470
   BISYS Group, Inc.* ..........................            1,549         99,121
   BJ Services Co.* ............................            4,314        139,989
   BJ's Wholesale Club, Inc.* ..................            1,945         85,775
   Bandag, Inc. ................................              550         19,118
   Banknorth Group, Inc. .......................            3,999         90,057
   Banta Corp. .................................              666         19,660
   Barnes & Noble, Inc.* .......................            1,765         52,244
   Barr Laboratories, Inc.* ....................            1,134         89,994
   Beckman Coulter, Inc. .......................            1,604         71,057
   Belo Corporation ............................            2,897         54,319
   Black Hills Corp. ...........................              698         23,620
   Blyth, Inc. .................................            1,239         28,807
   Bob Evans Farms, Inc. .......................              917         22,531
   Borders Group, Inc.* ........................            2,140         42,458
   Borg-Warner, Inc. ...........................              700         36,575
   Bowater, Inc. ...............................            1,438         68,593
   Brinker International, Inc.* ................            2,584         76,900
   BroadWing, Inc.* ............................            5,756         54,682
   C.H. Robinson Worldwide, Inc. ...............            2,238         64,712
   CBRL Group, Inc. ............................            1,457         42,894
   CDW Computers Centers, Inc.* ................            2,323        124,768
   CNF Transportation, Inc. ....................            1,284         43,078
   COR Therapeutics, Inc.* .....................            1,464         35,034
   CSG Systems Int'l., Inc.* ...................            1,381         55,861
   Cabot Corp. .................................            1,650         58,905
   Cabot MicroElectronics Corp.* ...............              633         50,165
   Cadence Design Systems, Inc.* ...............            6,434        141,033
   Callaway Golf Co. ...........................            2,049         39,238
   Carlisle Companies, Inc. ....................              796         29,436
   Carpenter Technology Corp. ..................              582         15,493
   Catalina Marketing Corp.* ...................            1,451         50,350
   Ceridian Corp.* .............................            3,850         72,188
   Certegy, Inc.* ..............................            1,809         61,904
   CheckFree Corp.* ............................            2,032         36,576
   ChoicePoint, Inc.* ..........................            1,654         83,841
   Church & Dwight .............................            1,029         27,402
   Cirrus Logic, Inc.* .........................            2,091         27,643
   City National Corp. .........................            1,266         59,312
   Claire's Stores, Inc. .......................            1,281         19,343
   Clayton Homes, Inc. .........................            3,612         61,765
   Cleco Corporation ...........................            1,188         26,100
   Coach, Inc.* ................................            1,149         44,788
   CommScope, Inc.* ............................            1,351         28,736
   Compass Bancshares, Inc. ....................            3,355         94,947
   Conectiv, Inc. ..............................            2,334         57,160
   Cooper Cameron Corp.* .......................            1,391         56,141
   Covance, Inc.* ..............................            1,564         35,503
   Covanta Energy Corp.* .......................            1,313          5,935
   Credence Systems Corp.* .....................            1,603         29,768
   Cree, Inc.* .................................            1,901         56,003
   Crompton Corp. ..............................            2,974         26,766
   Cypress Semiconductor Corp.* ................            3,165         63,078
   Cytec Industries, Inc.* .....................            1,045         28,215
   Cytyc Corp.* ................................            3,053         79,683
   DPL, Inc. ...................................            3,329         80,162
   DQE, Inc. ...................................            1,475         27,922
   DSP Group, Inc.* ............................              711         16,538
   DST Systems, Inc.* ..........................            3,167        157,875
   DeVry, Inc.* ................................            1,842         52,405
   Dean Foods Co.* .............................            1,173         79,999
   Dentsply International, Inc. ................            1,373         68,925
   Dial Corp. ..................................            2,511         43,064
   Diebold, Inc. ...............................            1,884         76,189
   Dime Bancorp, Inc. ..........................            3,115        112,389
   Dole Food Company ...........................            1,478         39,655
   Dollar Tree Stores* .........................            2,954         91,308
   Donaldson Company, Inc. .....................            1,160         45,054
   Dreyers Grand Ice Cream, Inc. ...............              907         34,929
   Dun & Bradstreet* ...........................            2,067         72,965
   Dycom Industries, Inc.* .....................            1,130         18,882
   E*Trade Group, Inc.* ........................            9,805        100,501
   EGL, Inc.* ..................................            1,257         17,535
   ENSCO International, Inc. ...................            3,543         88,044
   Eaton Vance Corp. ...........................            1,823         64,808
   Education Management Corp.* .................              901         32,661
   Edwards (A.G.), Inc. ........................            2,070         91,432
   Edwards Lifesciences Corp.* .................            1,558         43,048
   Electronic Arts, Inc.* ......................            3,607        216,240
   Emmis Communications Cl A* ..................            1,248         29,503
   Energizer Holdings Inc.* ....................            2,418         46,063
   Energy East Corporation .....................            3,111         59,078
   Enterasys Networks, Inc.* ...................            5,101         45,144
   Entercom Communications* ....................            1,202         60,100
   Equitable Resources, Inc. ...................            1,683         57,340
   Everest RE Group* ...........................            1,213         85,759
   Expeditors Int'l. Wash., Inc. ...............            1,358         77,338
   Express Scripts, Inc.* ......................            2,083         97,401
   Extended Stay America ,Inc.* ................            2,448         40,147
   FEI Company* ................................              835         26,311
   FMC Corp.* ..................................              826         49,147
   FMC Technologies, Inc.* .....................            1,720         28,294

   The accompanying notes are an integral part of these financial statements.

     MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2001

                                                           Shares        Value
                                                           ------      ---------
COMMON STOCKS (CONTINUED):
   Fairchild Semicon Int'l. Cl A* ................          2,639       $ 74,420
   Fastenal Co. ..................................          1,004         66,696
   Federal Signal Corp. ..........................          1,185         26,390
   Ferro Corp. ...................................            917         23,659
   Fidelity Natl. Finl., Inc. ....................          2,254         55,899
   First Health Group Corp.* .....................          2,621         64,844
   First Tennessee Natl. Corp. ...................          3,332        120,818
   First Virginia Banks, Inc. ....................          1,258         63,856
   Firstmerit Corp. ..............................          2,232         60,465
   Flowserve Corporation* ........................          1,160         30,868
   Forest Oil Corp.* .............................          1,230         34,698
   Fuller (H.B.) Co. .............................            744         21,405
   Furniture Brands Intl., Inc.* .................          1,331         42,619
   GATX Corp. ....................................          1,281         41,658
   GTECH Holdings Corp.* .........................            756         34,239
   Gallagher (Arthur J.) & Co. ...................          2,229         76,878
   Gartner, Inc.* ................................          2,261         25,323
   Gentex Corp.* .................................          1,976         52,818
   Gilead Sciences, Inc.* ........................          2,525        165,943
   Glatfelter ....................................          1,120         17,450
   Golden State Bancorp ..........................          3,572         93,408
   Granite Construction ..........................          1,083         26,079
   Grant Prideco, Inc.* ..........................          2,869         32,994
   Great Plains Energy, Inc. .....................          1,638         41,278
   Greater Bay Bancorp ...........................          1,309         37,411
   Greenpoint Financial Corp. ....................          2,635         94,201
   HCC Insurance Holdings, Inc. ..................          1,597         43,997
   HON Industries, Inc. ..........................          1,543         42,664
   Hanover Compressor Co.* .......................          1,661         41,957
   Harris Corp. ..................................          1,736         52,965
   Harsco Corp. ..................................          1,057         36,255
   Harte-Hanks, Inc. .............................          1,659         46,734
   Hawaiian Electric Inds ........................            892         35,930
   Health Net, Inc.* .............................          3,252         70,829
   Helmerich & Payne, Inc. .......................          1,331         44,429
   Henry (Jack) & Associates .....................          2,338         51,062
   Henry Schein, Inc.* ...........................          1,119         41,437
   Hibernia Corp. Cl A ...........................          4,185         74,451
   Hillenbrand Industries, Inc. ..................          1,659         91,693
   Hispanic Broadcasting Corp.* ..................          2,854         72,777
   Horace Mann Educators Corp. ...................          1,082         22,960
   Hormel Foods Corp. ............................          3,654         98,183
   Hospitality Properties Trust ..................          1,645         48,528
   Hubbell, Inc. Cl B ............................          1,564         45,950
   ICN Pharmaceuticals, Inc. .....................          2,146         71,891
   IDEC Pharmaceuticals Corp.* ...................          4,013        276,645
   IMC Global, Inc. ..............................          3,031         39,403
   INCYTE Pharmaceuticals, Inc.* .................          1,747         34,171
   IdaCorp, Inc. .................................            995         40,397
   Imation Corp.* ................................            920         19,854
   Independence Community Bank ...................          1,548         35,232
   Indymac Bancorp, Inc.* ........................          1,607         37,572
   Infocus Corp.* ................................          1,027         22,615
   Integrated Device Tech., Inc.* ................          2,742         72,910
   International Rectifier* ......................          1,665         58,075
   International Speedway Corp. ..................          1,406         54,975
   Internet Security Systems, Inc. ...............          1,266         40,588
   Interstate Bakeries Corp. .....................          1,328         32,111
   Investment Technology Grp., Inc. ..............          1,278         49,931
   Investors Financial Services ..................            840         55,616
   Ivax Corp.* ...................................          5,194        104,607
   J.B. Hunt Transport Svcs., Inc. ...............            947         21,970
   J.M. Smucker Co. ..............................            637         22,537
   Jacobs Engineering Group, Inc. ................            695         45,870
   Kaydon Corp. ..................................            797         18,076
   Keane, Inc.* ..................................          1,979         35,681
   Kelly Services, Inc. ..........................            945         20,686
   Kemet Corp.* ..................................          2,254         40,009
   Kennametal, Inc. ..............................            813         32,740
   Korn/Ferry International* .....................            993         10,575
   L-3 Communications Hldgs., Inc. ...............          1,032         92,880
   LTX Corp.* ....................................          1,277         26,740
   Labranche & Co.* ..............................          1,545         53,241
   Lam Research Corp.* ...........................          3,301         76,649
   Lancaster Colony Corp. ........................            981         34,835
   Lands End, Inc.* ..............................            797         39,978
   Lattice Semiconductor Corp.* ..................          2,878         59,200
   Lear Corp.* ...................................          1,682         64,151
   Lee Enterprises ...............................          1,168         42,480
   Legato Systems, Inc.* .........................          2,354         30,531
   Legg Mason, Inc. ..............................          1,754         87,665
   Lennar Corp. ..................................          1,682         78,751
   Leucadia National .............................          1,458         42,092
   Lifepoint Hospitals, Inc.* ....................          1,033         35,163
   Lincare Holdings, Inc.* .......................          2,834         81,194
   Longs Drug Stores Corp. .......................          1,004         23,474
   Longview Fibre Co. ............................          1,344         15,873
   Lubrizol Corp. ................................          1,348         47,301
   Lyondell Petrochemical Co. ....................          3,094         44,337
   M & T Bank Corp. ..............................          2,486        181,105
   MDU Resources Group ...........................          1,820         51,233
   MIPSTechnologies, Inc. Cl B* ..................          1,025          8,180
   MPS Group, Inc.* ..............................          2,584         18,450
   Macromedia, Inc.* .............................          1,529         27,216
   Macrovision Corp.* ............................          1,337         47,089
   Mandalay Resort Group* ........................          1,863         39,868
   Manpower, Inc. ................................          2,010         67,757
   Marshall & Ilsley Corp. .......................          2,777        175,729
   Martin Marietta Materials, Inc. ...............          1,277         59,508
   McCormick & Co., Inc. .........................          1,817         76,259
   McData Corporation  Cl A* .....................          2,958         72,471
   Media General, Inc. Cl A ......................            647         32,240
   Mentor Graphics Corp.* ........................          1,697         39,998
   Mercantile Bankshares Corp. ...................          1,837         79,064
   Metris Companies, Inc. ........................          1,686         43,347
   Micrel, Inc.* .................................          2,444         64,106
   Microchip Technology, Inc.* ...................          3,508        135,900
   Millennium Pharmaceuticals, Inc. ..............          5,825        142,771
   Miller (Herman), Inc. .........................          1,999         47,296
   Minerals Technologies, Inc. ...................            545         25,419
   Modine Manufacturing Co. ......................            873         20,367
   Mohawk Industries, Inc.* ......................          1,377         75,570
   Montana Pwr. Co.* .............................          2,732         15,709
   MONY Group, Inc. ..............................          1,253         43,316
   Murphy Oil Corp. ..............................          1,191        100,092
   Mylan Laboratories, Inc. ......................          3,305        123,938
   NCO Group, Inc.* ..............................            678         15,526
   NSTAR .........................................          1,398         62,700
   National Fuel Gas Co. .........................          2,088         51,574
   National Instruments Corp.* ...................          1,345         50,384
   National-Oilwell, Inc.* .......................          2,143         44,167
   Natl. Commerce Financial Corp. ................          5,355        135,482
   Neiman-Marcus Group, Inc.* ....................          1,292         40,142
   Networks Associates, Inc.* ....................          3,643         94,172
   Neuberger Berman ..............................          1,852         81,303
   New Plan Excel Realty Trust ...................          2,298         43,777
   New York Community Bancorp, Inc. ..............          2,692         61,566
   Newport Corp. .................................            964         18,586
   Noble Affiliates, Inc. ........................          1,475         52,053
   Nordson Corp. .................................            870         22,977

   The accompanying notes are an integral part of these financial statements.

     MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2001

                                                           Shares        Value
                                                           ------      ---------
COMMON STOCKS (CONTINUED):
   North Fork Bancorp, Inc. ....................           4,271        $136,629
   Northeast Utilities .........................           3,688          65,019
   OGE Energy Corp. ............................           2,060          47,545
   Ocean Energy, Inc. ..........................           4,521          86,803
   Ohio Casualty Corp.* ........................           1,581          25,375
   Old Republic Int'l. Corp. ...................           3,136          87,839
   Olin Corp. ..................................           1,143          18,448
   Omnicare, Inc. ..............................           2,458          61,155
   Oneok, Inc. .................................           1,571          28,027
   Outback Steakhouse, Inc.* ...................           2,014          68,980
   Overseas Shipholding Group ..................             896          20,160
   Oxford Health Plans, Inc.* ..................           2,418          72,879
   PNM Resources, Inc. .........................           1,046          29,236
   Pacific Century Finl Corp. ..................           2,021          52,324
   Pacificare Health Systems, Inc. .............             930          14,880
   Packaging Corp of America* ..................           2,778          50,421
   Papa John's Int'l., Inc.* ...................             591          16,241
   Park Place Entertainment* ...................           7,927          72,691
   Patterson Dental Co.* .......................           1,779          72,814
   Patterson UTI Energy, Inc.* .................           2,009          46,830
   Payless Shoesource, Inc.* ...................             601          33,746
   Pennzoil-Quaker State Co. ...................           2,092          30,229
   Pentair, Inc. ...............................           1,283          46,842
   PepsiAmericas, Inc. .........................           4,102          56,608
   Perrigo Co.* ................................           1,942          22,954
   Pioneer Natural Resources Co.* ..............           2,583          49,749
   Pittston Brink's Group ......................           1,428          31,559
   Plantronics, Inc.* ..........................           1,234          31,640
   Plexus Corp.* ...............................           1,098          29,163
   Polycom, Inc.* ..............................           2,368          81,459
   Potlatch Corp. ..............................             743          21,785
   Potomac Electric Power Co. ..................           2,827          63,805
   Powerwave Technologies, Inc.* ...............           1,698          29,341
   Precision Castparts Corp. ...................           1,356          38,307
   Price Communications Corp.* .................           1,444          27,566
   Pride International, Inc.* ..................           3,494          52,759
   Protective Life Corp. .......................           1,805          52,219
   Protein Design* .............................           2,314          76,200
   Provident Financial Group ...................           1,289          33,875
   Puget Energy, Inc. ..........................           2,282          49,953
   Quanta Services, Inc.* ......................           1,599          24,673
   Quantum Corp.* ..............................           4,091          40,296
   Quest Diagnostics, Inc.* ....................           2,515         180,351
   Questar Corp. ...............................           2,143          53,682
   RF Micro Devices* ...........................           4,385          84,324
   RJ Reynolds Tobacco Holdings ................           2,523         142,045
   RPM, Inc. ...................................           2,695          38,970
   RSA Security, Inc.* .........................           1,478          25,806
   Radian Group, Inc. ..........................           2,468         106,001
   Rational Software Corp.* ....................           5,109          99,626
   Rayonier, Inc. ..............................             723          36,490
   Reader's Digest Assn ........................           2,632          60,747
   Republic Services, Inc.* ....................           4,450          88,867
   Retek, Inc.* ................................           1,340          40,026
   Reynolds & Reynolds Co. .....................           1,886          45,736
   Rollins, Inc. ...............................             795          15,900
   Roslyn Bancorp, Inc. ........................           2,314          40,495
   Ross Stores, Inc. ...........................           2,106          67,560
   Ruddick Corp. ...............................           1,223          19,556
   SCANA Corp. .................................           2,756          76,699
   SEI Investments .............................           2,810         126,759
   SPX, Inc.* ..................................           1,074         147,031
   Saks Incorporated* ..........................           3,737          34,904
   Sandisk Corp.* ..............................           1,797          25,877
   Scholastic Corp.* ...........................             929          46,757
   Semtech Corp.* ..............................           1,851          66,062
   Sensient Technologies Corp. .................           1,245          25,908
   Sepracor, Inc.* .............................           2,047         116,802
   Sequa Corp. Cl A* ...........................             275          13,068
   Sierra Pacific Resources ....................           2,687          40,439
   Silicon Valley Bancshares* ..................           1,216          32,504
   Six Flags, Inc.* ............................           2,431          37,389
   Smith International, Inc.* ..................           1,300          69,706
   Smithfield Foods, Inc.* .....................           2,936          64,709
   Solutia, Inc. ...............................           2,743          38,457
   Sonoco Products Co. .........................           2,515          66,849
   Sotheby's Holdings* .........................           1,614          26,809
   Sovereign Bancorp, Inc. .....................           6,498          79,536
   StanCorp Financial Group, Inc. ..............             787          37,186
   Steris Corp.* ...............................           1,825          33,343
   Stewart & Stevenson Svcs., Inc. .............             740          13,919
   Storage Technology Corp.* ...................           2,758          57,008
   Sungard Data Sys., Inc.* ....................           7,353         212,722
   Superior Industries, Int'l ..................             691          27,813
   Swift Transportation Co., Inc. ..............           2,242          48,225
   Sybase, Inc.* ...............................           2,599          40,960
   Sykes Enterprises, Inc.* ....................           1,058           9,882
   Sylvan Learning Systems, Inc.* ..............           1,019          22,489
   Symantec Corp.* .............................           1,834         121,649
   Synopsys, Inc.* .............................           1,561          92,208
   TCF Financial ...............................           2,023          97,064
   Tech Data Corp.* ............................           1,450          62,756
   Tecumseh Products Co. Cl A ..................             514          26,024
   Teleflex, Inc. ..............................           1,023          48,398
   Telephone & Data Systems, Inc. ..............           1,541         138,305
   The Colonial BancGroup, Inc. ................           3,032          42,721
   The PMI Group, Inc. .........................           1,167          78,201
   Tidewater, Inc. .............................           1,594          54,037
   Timberland Company Cl A* ....................           1,021          37,859
   Titan Corp.* ................................           1,829          45,634
   Tootsie Roll Inds., Inc. ....................           1,359          53,110
   Transaction Systems Architects ..............             958          11,745
   Transwitch Corp.* ...........................           2,406          10,827
   Triad Hospitals, Inc.* ......................           1,896          55,648
   Trigon Healthcare, Inc.* ....................             942          65,422
   Trinity Industries ..........................           1,158          31,463
   Triquint Semiconducto, Inc.* ................           3,428          42,027
   Tyson Foods, Inc. ...........................           9,189         106,133
   UCAR Int'l., Inc.* ..........................           1,468          15,708
   Ultramar Diamond Shamrock Corp. .............           1,955          96,733
   Unifi, Inc.* ................................           1,415          10,259
   United Rentals* .............................           1,929          43,788
   Unitrin, Inc. ...............................           1,771          69,990
   Universal Corp. .............................             704          25,633
   Universal Health Services Cl B ..............           1,575          67,379
   UtiliCorp United, Inc. ......................           3,045          76,643
   VISX, Inc.* .................................           1,445          19,146
   Valassis Communication, Inc.* ...............           1,409          50,189
   Valero Energy Corp. .........................           1,596          60,840
   Valspar Corp. ...............................           1,304          51,638
   Varco International, Inc.* ..................           2,519          37,735
   Vectren Corporation .........................           1,768          42,397
   Vertex Pharmaceutical* ......................           1,973          48,516
   Viad Corp. ..................................           2,331          55,198
   Vishay Intertechnology, Inc.* ...............           4,191          81,725
   WGL Holdings, Inc. ..........................           1,277          37,122
   Waddell & Reed Financial, Inc. ..............           2,098          67,556
   Wallace Computer Svcs., Inc. ................           1,068          20,281
   Washington Post Co. Cl B ....................             250         132,500
   Wausau-Mosinee Paper Corp. ..................           1,360          16,456

   The accompanying notes are an integral part of these financial statements.

     MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2001

                                                           Shares        Value
                                                           ------      ---------
COMMON STOCKS (CONTINUED):
   Weatherford International, Inc. .............           3,020     $   112,525
   Webster Financial Corp. .....................           1,290          40,674
   Westamerica Bancorp .........................             910          36,009
   Western Gas Resources .......................             856          27,666
   Western Resources, Inc. .....................           1,836          31,579
   Westwood One, Inc.* .........................           2,823          84,831
   Williams-Sonoma, Inc.* ......................           1,500          64,350
   Wilmington Trust Corp. ......................             853          54,003
   Wind River Systems* .........................           2,044          36,608
   Wisconsin Energy Corp. ......................           3,065          69,146
   York International Corp. ....................           1,023          39,007
                                                                     -----------
TOTAL COMMON STOCKS
(Cost: $23,689,197) 95.3% ......................                     $22,331,376
                                                                     ===========

----------
* Non-income producing security.

                                                                                      Face
                                                            Rate      Maturity       Amount            Value
                                                           -------    --------     -----------     -----------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.4%)
  U.S. Treasury Bill (a) ..........................         2.06%     01/31/02     $   100,000     $    99,831

AGENCY (4.3%)
  Federal Home Loan Bank ..........................         1.43      01/02/02       1,000,000         999,960

TOTAL SHORT-TERM DEBT SECURITIES
  (Cost: $1,099,791) 4.7% ...................................................................        1,099,791
                                                                                                   -----------

TOTAL INVESTMENTS
  (Cost: $24,788,988) 100.0% ................................................................      $23,431,167
                                                                                                   ===========

----------
FUTURES CONTRACTS OUTSTANDING AS OF DECEMBER 31, 2001:

                                                                 Expiration     Underlying Face   Unrealized
                                                                    Date        Amount at Value   Gain/(Loss)
                                                                 ----------     ---------------   ----------
PURCHASED
   5 S&P MidCap 400 Stock Index Futures Contracts ...........     March 2002      $1,272,750        $36,950
                                                                                  ==========        =======

Face value of futures purchased and outstanding as a percentage of total investments in securities: 5.4%

----------
(a) This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

   The accompanying notes are an integral part of these financial statements.

      MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (AGGRESSIVE EQUITY FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2001

                                                           Shares       Value
                                                           ------     ----------
COMMON STOCKS:
BASIC MATERIALS (5.4%)
   Cabot Corp. .................................           3,770      $  134,589
   Meridian Gold, Inc.* ........................           2,380          24,585
   Newmont Mining Corp. ........................           7,170         137,019
   Nucor Corp. .................................           1,500          79,440
   Olin Corp. ..................................           5,240          84,574
   OM Group, Inc. ..............................           1,440          95,314
   Spartech Corp. ..............................           4,080          83,844
                                                                       ---------
                                                                         639,365
                                                                       ---------
CONSUMER, CYCLICAL (22.2%)
   dELiAs Corporation Cl A* ....................           4,670          28,954
   BEBE Stores, Inc.* ..........................           3,350          62,511
   Borg-Warner, Inc. ...........................           1,440          75,240
   Boyd Gaming Corp.* ..........................          14,300          92,950
   Brunswick Corp. .............................           3,590          78,118
   CBRL Group, Inc. ............................           6,020         177,229
   Chico's FAS, Inc.* ..........................           2,211          87,777
   Consolidated Graphics, Inc.* ................           7,510         144,568
   Copart, Inc.* ...............................           4,161         151,336
   Dal-Tile International, Inc.* ...............           5,567         129,433
   Dress Barn, Inc.* ...........................           3,590          89,786
   Furniture Brands Int'l., Inc.* ..............           5,320         170,346
   Guitar Center, Inc.* ........................           5,970          81,431
   Lear Corp.* .................................           2,160          82,382
   Lee Enterprises .............................           2,190          79,650
   Michaels Stores, Inc.* ......................           5,860         193,087
   Mohawk Industries, Inc.* ....................           1,440          79,027
   Ryder System, Inc. ..........................           4,080          90,372
   Six Flags, Inc.* ............................           5,410          83,206
   Sonic Corp.* ................................           2,466          88,776
   Steiner Leisure, Ltd* .......................           4,050          86,063
   Superior Industries Int'l ...................           1,920          77,280
   The Finish Line Cl A* .......................           5,790          88,529
   Tweeter Home Entmt. Group, Inc. .............           4,050         117,450
   Urban Outfitters, Inc* ......................           3,850          92,862
   Valspar Corp. ...............................           2,400          95,040
                                                                       ---------
                                                                       2,623,403
                                                                       ---------
CONSUMER, NON-CYCLICAL (1.9%)
   Dean Foods Co.* .............................           1,715         116,963
   Panera Bread Company* .......................           2,012         104,704
                                                                       ---------
                                                                         221,667
                                                                       ---------
ENERGY (4.1%)
   Arch Coal, Inc. .............................           3,360          76,272
   CONSOL Energy, Inc. .........................           1,200          29,808
   Evergreen Resources, Inc.* ..................           2,010          77,606
   Massey Energy Co. ...........................           3,600          74,628
   Murphy Oil Corp. ............................           1,340         112,614
   Pioneer Natural Resources Co.* ..............           1,830          35,246
   Spinnaker Expl. Co.* ........................           1,933          79,562
                                                                       ---------
                                                                         485,736
                                                                       ---------
FINANCIAL (17.2%)
   Alabama National Bancorp ....................           1,550          52,251
   Amcore Financial, Inc. ......................           2,220          49,617
   American Capital Strategies Ltd. ............           3,580         101,493
   Berkley (W.R.) Corp. ........................           1,330          71,421
   Centerpoint Properties Trust ................           3,120         155,376
   East West Bancorp, Inc. .....................           2,030          52,273
   Everest RE Group* ...........................           1,060          74,942
   First Financial Holdings, Inc. ..............           2,040          49,307
   First Midwest Bancorp .......................           9,045         264,024
   HCC Insurance Holdings, Inc. ................           4,790         131,965
   Hanover Compressor Co.* .....................           1,761          44,483
   Harleysville Group, Inc. ....................           1,700          40,613
   Health Care Ppty. Invs., Inc. ...............           3,830         138,684
   Health Net, Inc.* ...........................           7,750         168,795
   Healthcare Realty Trust .....................           2,850          79,800
   Hilb, Rogal & Hamilton Co. ..................           1,282          71,856
   Hudson United Bancorp .......................           4,840         138,908
   PartnerRE Ltd.* .............................           1,510          81,540
   Philadelphia Cons. Hldg. Co.* ...............           1,360          51,286
   Port Financial Corp. ........................           2,340          61,004
   R & G Financial Corp. Cl B ..................           5,370          92,042
   SEI Investments .............................           1,460          65,861
                                                                      ----------
                                                                       2,037,541
                                                                      ----------
HEALTHCARE (10.9%)
   Apria Healthcare Group, Inc.* ...............           4,840         120,952
   Bruker Axs, Inc.* ...........................           3,750          24,525
   Brunker Daltonics, Inc.* ....................           4,712          77,041
   Caremark Rx, Inc.* ..........................           8,117         132,388
   Edwards Lifesciences Corp.* .................           3,046          84,161
   Exact Sciences Corp.* .......................           7,667          78,663
   Icos Corporation* ...........................           1,302          74,787
   Neurocrine Biosciences, Inc.* ...............           2,629         134,894
   Patterson Dental Co.* .......................           2,139          87,549
   United Surgical Partners, Inc.* .............           4,810         101,732
   Varian Medical Systems, Inc.* ...............           1,654         117,864
   Wright Medical Group, Inc.* .................           4,696          84,058
   Xoma, Ltd.* .................................           6,913          68,093
   Zoll Medical Corp.* .........................           2,724         106,073
                                                                      ----------
                                                                       1,292,780
                                                                      ----------
INDUSTRIAL (24.0%)
   Alliant TechSystems, Inc.* ..................           2,006         154,863
   American Axle & Mfg. Holdings* ..............           4,800         102,624
   Andrx Corp.* ................................           1,443         101,602
   Apollo Group, Inc. Cl A* ....................           2,774         124,858
   Carbo Ceramics, Inc. ........................             960          37,594
   Covenant Transport, Inc. Cl A* ..............           7,970         127,201
   EDO Corp. ...................................           3,046          80,567
   EMCOR Group, Inc.* ..........................           2,340         106,236
   Education Management Corp.* .................           2,493          90,371
   Engineered Support Systems ..................           4,382         149,908
   Expeditors Int'l. Wash., Inc. ...............           2,320         132,124
   Fisher & Paykel Ind.- ADR* ..................           2,160          60,804
   FLIR Systems, Inc.* .........................           1,752          66,436
   Florida Rock Industries .....................           2,520          92,182
   Genesee & Wyoming, Inc. Cl A* ...............           3,090         100,889
   Genesis Microchip Corp* .....................           1,260          83,311
   Insight Communications Co.* .................           3,770          91,083
   Jacobs Engineering Group, Inc. ..............           1,200          79,200
   Kemet Corp.* ................................           4,510          80,053
   Kirby Corp.* ................................           4,950         136,373
   Landstar System, Inc.* ......................           2,470         179,100
   Manhattan Associates, Inc* ..................           2,040          59,465
   Maximus, Inc.* ..............................           1,590          66,874
   Mettler-Toledo International* ...............           1,161          60,197
   Minas Buenaventura - Spon. ADR* .............           1,200          24,874
   Mobile Mini, Inc.* ..........................           2,300          89,975
   Navistar International Corp. ................           2,520          99,540
   Pactiv Corp.* ...............................           4,790          85,022
   Teleflex, Inc. ..............................           1,680          79,480
   United Defense Inds., Inc.* .................           4,350          91,567
                                                                      ----------
                                                                       2,834,374
                                                                      ----------
TECHNOLOGY (14.3%)
   Affiliated Computer Svcs.* ..................           2,188         232,212
   Autodesk, Inc. ..............................           3,020         112,555
   Business Objects S.A.-Sp. ADR* ..............           2,020          68,276
   Cirrus Logic, Inc.* .........................           8,122         107,373
   DRS Technologies, Inc.* .....................           2,378          84,776
   ESCO Technologies, Inc.* ....................           2,632          90,778
   Herley Industries, Inc.* ....................           5,762          97,954

   The accompanying notes are an integral part of these financial statements.

      MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (AGGRESSIVE EQUITY FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2001

                                                           Shares       Value
                                                           ------     ----------
COMMON STOCKS (CONTINUED):
TECHNOLOGY (CONTINUED)
   JDA Software Group, Inc.* .................            2,720      $    60,792
   Lawson Software* ..........................            2,720           42,840
   Mapinfo Corp.* ............................            6,780          106,378
   Microsemi Corp.* ..........................            2,493           74,042
   Millipore Corp. ...........................            1,200           72,840
   Networks Associates, Inc.* ................            2,860           73,931
   Perot Systems Corp. Cl A* .................            4,640           94,749
   SeaChange Int'l. Inc.* ....................            2,713           92,568
   Symbol Technologies, Inc. ...............              5,960           94,645
   TETRA Technologies, Inc.* ...............              3,863           80,930
   Varian, Inc.* ...........................              3,160          102,510
                                                                     -----------
                                                                       1,690,149
                                                                     -----------
TOTAL COMMON STOCKS ........................                          11,825,015
                                                                     -----------
TOTAL INVESTMENTS
   (Cost: $10,868,893) 100.0% ..............                         $11,825,015
                                                                     ===========

----------
* Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

             MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                December 31, 2001

                                                                                             Face
                                                      Rating*     Rate     Maturity         Amount            Value
                                                      -------     ----     ---------      ----------        ---------
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (23.4%)
   U.S. Treasury Note ...........................       AAA       6.63%    04/30/02       $  500,000       $  507,810
   U.S. Treasury Note ...........................       AAA       5.75     11/15/05        1,500,000        1,584,135
   U.S. Treasury Note ...........................       AAA       4.63     05/15/06        1,250,000        1,266,988
   U.S. Treasury Bond ...........................       AAA       7.13     02/15/23        1,500,000        1,746,330
   U.S. Treasury Bond ...........................       AAA       6.13     11/15/27        2,000,000        2,096,560
                                                                                                           ----------
                                                                                                            7,201,823
                                                                                                           ----------
AGENCIES/OTHER GOVERNMENTS (14.3%)
   FHLB .........................................       AAA       0.00     06/29/18        2,000,000          604,380
   FHLMC ........................................       AAA       8.00     07/15/06           93,564           97,306
   FHLMC ........................................       AAA       6.50     10/15/06           26,982           27,066
   FHLMC ........................................       AAA       7.63     09/09/09          500,000          512,185
   FNMA .........................................       AAA       7.00     10/25/07        1,000,000        1,038,430
   Indonesia Aid (U.S. Gov't. Gtd.) .............       AAA (3)   7.80     10/15/22        1,000,000        1,085,760
   Republic of Iceland ..........................         A+      6.13     02/01/04        1,000,000        1,046,080
                                                                                                           ----------
                                                                                                            4,411,207
                                                                                                           ----------
BASIC MATERIALS (9.0%)
   Cytec Industries, Inc. .......................       BBB       6.85     05/11/05          500,000          499,740
   Georgia-Pacific (Timber Group) ...............       BBB-      8.63     04/30/25          250,000          231,640
   Millennium America, Inc. .....................       BBB-      7.63     11/15/26        1,000,000          777,750
   PolyOne Corp. ................................       BBB       7.50     12/15/15          250,000          243,765
   Praxair, Inc. ................................       BBB+      6.90     11/01/06          500,000          528,435
   Solutia, Inc. ................................       BBB       6.72     10/15/37          500,000          487,390
                                                                                                           ----------
                                                                                                            2,768,720
                                                                                                           ----------
CONSUMER, CYCLICAL (10.1%)
   Foot Locker, Inc. ............................       BB        7.00     10/15/02          500,000          503,750
   Fruit of the Loom, Inc. (1) ..................        C(4)     7.00     03/15/11          250,000           95,000
   Fruit of the Loom, Inc. (1) ..................        C(4)     7.38     11/15/23          250,000          150,000
   Hasbro, Inc. .................................        BB       8.50     03/15/06          500,000          510,000
   Kellwood, Co. ................................       BBB-      7.88     07/15/09        1,000,000          885,940
   Polaroid Corp. (1)** .........................         D       7.25     01/15/07          250,000           22,500
   Pulte Homes Inc. .............................       BBB-      7.63     10/15/17          500,000          449,310
   Tommy Hilfiger USA, Inc. .....................       BBB-      6.50     06/01/03          500,000          495,000
                                                                                                           ----------
                                                                                                            3,111,500
                                                                                                           ----------
CONSUMER, NON-CYCLICAL (3.8%)
   Earthgrains Co. ..............................         A+      8.38     08/01/03          250,000          267,175
   Supervalu, Inc. ..............................       BBB       8.88     11/15/22        1,000,000          903,900
                                                                                                           ----------
                                                                                                            1,171,075
                                                                                                           ----------
ENERGY (8.6%)
   Columbia Energy Group ........................       BBB       6.61     11/28/02        1,000,000        1,030,200
   Enron Corp. (1)** ............................         D       0.00     02/07/21        1,000,000          130,000
   Lyondell Chemical Co. ........................        BB      10.25     11/01/10          500,000          479,855
   Williams Cos., Inc. ..........................       BBB       6.50     11/15/02        1,000,000        1,020,450
                                                                                                           ----------
                                                                                                            2,660,505
                                                                                                           ----------

   The accompanying notes are an integral part of these financial statements.

             MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2001

                                                                                             Face
                                                      Rating*     Rate     Maturity         Amount            Value
                                                      -------     ----     ---------      ----------        ---------
LONG-TERM DEBT SECURITIES (CONTINUED):
FINANCIAL (17.4%)
   Bear Stearns Cos., Inc. ......................         A       6.63%    10/01/04       $1,000,000     $ 1,047,630
   Chase Manhattan Corp. ........................         A+      6.88     12/12/12        1,000,000         982,380
   Executive Risk, Inc. .........................        AA+      7.13     12/15/07          500,000         526,730
   First American Corp. .........................       BBB       7.55     04/01/28          500,000         401,290
   Fremont General Corp. ........................       CCC+      7.70     03/17/04          500,000         411,250
   Harleysville Group, Inc. .....................       BBB+      6.75     11/15/03          250,000         257,428
   Lehman Brothers Holdings, Inc. ...............         A       0.00     07/28/28        1,000,000         119,410
   Morgan (J.P.) & Co., Inc. ....................         A+      0.00     04/15/27        2,500,000         401,600
   Nationwide Health Properties .................       BBB-      7.90     11/20/06          500,000         512,325
   Rank Group Financial .........................       BBB-      6.75     11/30/04          500,000         493,035
   Triad Guaranty ...............................         A       7.90     01/15/28          250,000         220,227
                                                                                                         -----------
                                                                                                           5,373,305
                                                                                                         -----------
HEALTHCARE (3.2%)
   Bausch & Lomb, Inc. ..........................       BBB-      6.38     08/01/03          500,000         499,525
   Bausch & Lomb, Inc. ..........................       BBB-      6.75     12/15/04          500,000         494,610
                                                                                                         -----------
                                                                                                             994,135
                                                                                                         -----------
INDUSTRIAL (7.9%)
   Arrow Electronics, Inc. ......................       BBB       8.70     10/01/05          500,000         520,595
   Clark Equipment Co. ..........................         A-      8.35     05/15/23          500,000         561,845
   Owens Corning  (1)** .........................         D       7.00     03/15/09        1,000,000         360,000
   Thermo Electron Corp. ........................       BBB       4.25     01/01/03        1,000,000         999,200
                                                                                                         -----------
                                                                                                           2,441,640
                                                                                                         -----------
TELECOMMUNICATIONS (0.9%)
   Metronet Communications ......................       BBB       0.00 (2) 06/15/08          500,000         262,500
                                                                                                         -----------
UTILITIES (1.4%)
   UtiliCorp United, Inc. .......................       BBB       8.00     03/01/23          500,000         439,970
                                                                                                         -----------
TOTAL LONG-TERM DEBT SECURITIES
  (Cost: $32,475,104) ..............................................................................      30,836,380
                                                                                                         -----------
TOTAL INVESTMENTS
  (Cost: $32,475,104) 100.0% .......................................................................     $30,836,380
                                                                                                         ===========


----------

 Abbreviations: FHLB = Federal Home Loan Bank
                FHLMC = Federal Home Loan Mortgage Corporation
                FNMA = Federal National Mortgage Association

(1)   Issuer has filed for Chapter XI bankruptcy law protection.
(2) Debt obligation initially issued in zero coupon form which converts to a coupon rate in the future.
(3) Issue has not been rated by S&P or Moody's; the rating assigned has been provided by the Adviser based on the guaranty afforded to it by the U.S. Government.
(4) Issue is not rated by either S&P or Moody's; the rating assigned has been provided by the Adviser based on bankruptcy proceedings in progress.
 *    Ratings as per Standard & Poor's Corporation, except where noted.
**    Non-Income Producing Security.

The total value of investments rated below-investment grade as a percentage of the Fund's total investments as of December 31, 2001 is 8.6%.

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MONEY MARKET FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                December 31, 2001

                                                                                             Face
                                                      Rating*     Rate     Maturity         Amount            Value
                                                      -------     ----     ---------      ----------        ---------
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER
   7-Eleven, Inc. ...............................    A1+/P1       2.00%    01/11/02       $  465,000     $   464,741
   7-Eleven, Inc. ...............................    A1+/P1       2.05     01/11/02          500,000         499,715
   7-Eleven, Inc. ...............................    A1+/P1       2.05     01/30/02          657,000         655,913
   7-Eleven, Inc. ...............................    A1+/P1       2.03     01/31/02          950,000         948,390
   American Express Credit Corp. ................     A1/P1       1.92     01/14/02        1,014,000       1,013,295
   American Express Credit Corp. ................     A1/P1       2.00     01/15/02          449,000         448,650
   American Express Credit Corp. ................     A1/P1       1.96     01/18/02          436,000         435,595
   American Express Credit Corp. ................     A1/P1       1.75     02/08/02          590,000         588,909
   Bear Stearns Co., Inc. .......................     A1/P1       1.84     03/22/02        2,400,000       2,390,277
   Bellsouth Corporation ........................    A1+/P1       2.02     01/22/02        2,500,000       2,497,047
   Coca-Cola Enterprises ........................     A1/P1       1.75     01/30/02          376,000         375,469
   Coca-Cola Enterprises ........................     A1/P1       1.73     02/14/02        2,500,000       2,494,709
   Credit Suisse First Boston, Inc. .............    A1+/P1       1.74     03/11/02        1,000,000         996,614
   Duke Energy Corp. ............................     A1/P1       1.90     01/25/02          982,000         980,754
   Executive Jet, Inc. ..........................    A1+/P1       2.00     01/11/02        2,700,000       2,698,496
   Federal Home Loan Bank .......................    A1+/P1       1.43     01/02/02        3,000,000       2,999,881
   Gannett Co. ..................................     A1/P1       1.90     01/14/02        2,500,000       2,498,282
   General Dynamics Corp. .......................     A1/P1       1.90     02/19/02        1,400,000       1,396,374
   General Electric Capital Corp. ...............    A1+/P1       1.83     02/25/02        1,000,000         997,297
   General Electric Capital Corp. ...............    A1+/P1       1.82     03/11/02        1,400,000       1,395,115
   Goldman Sachs Group, Inc. ....................    A1+/P1       1.84     02/13/02        2,500,000       2,494,498
   Heinz (H.J.) Finance Co. .....................     A1/P1       2.07     01/15/02        2,000,000       1,998,384
   Household Finance Corp. ......................     A1/P1       1.77     02/14/02        1,200,000       1,197,402
   International Lease Fin. Corp. ...............    A1+/P1       1.77     01/31/02          878,000         876,704
   Kimberly-Clark Corp. .........................    A1+/P1       1.78     02/05/02        1,934,000       1,930,651
   Minnesota Mining & Mfg. ......................    A1+/P1       2.13     01/11/02        1,200,000       1,199,287
   Morgan Stanley Dean Witter ...................    A1+/P1       1.92     01/11/02        2,700,000       2,698,556
   National Rural Utilities .....................    A1+/P1       2.02     01/17/02        2,500,000       2,497,751
   Nestle Capital Corp. .........................    A1+/P1       2.04     01/08/02        1,588,000       1,587,368
   Nestle Capital Corp. .........................    A1+/P1       2.05     01/25/02          707,000         706,032
   Novartis Finance Corp. .......................    A1+/P1       1.73     02/15/02        2,303,000       2,298,015
   Pfizer, Inc. .................................    A1+/P1       2.05     01/25/02          648,000         647,111
   Procter & Gamble Co. .........................    A1+/P1       1.97     01/30/02        2,000,000       1,996,818
   Pitney Bowes, Inc. ...........................    A1+/P1       1.90     01/11/02        2,700,000       2,698,571
   Salomon Smith Barney Hldgs. ..................     A1/P1       1.83     02/04/02        2,400,000       2,395,851
   Toyota Motor Credit Corp. ....................    A1+/P1       1.72     02/01/02        1,166,000       1,164,271
   Toyota Motor Credit Corp. ....................    A1+/P1       1.81     02/08/02          975,000         973,137
   UBS Finance Delw., Inc. ......................    A1+/P1       1.73     02/13/02          799,000         797,347
   Verizon Network Funding ......................    A1+/P1       1.84     01/30/02        1,515,000       1,512,753
   Washington Post Co. ..........................     A1/P1       1.95     01/14/02        2,400,000       2,398,307
   Wisconsin Gas Co. ............................    A1+/P1       2.00     01/11/02        1,834,000       1,832,979
                                                                                                         -----------
TOTAL SHORT-TERM DEBT SECURITIES
   (Cost: $62,677,179) 100% ........................................................................     $62,677,316
                                                                                                         ===========

----------
*     The  ratings  are  provided  by  Standard  &  Poor's   Corporation/Moody's
      Investors Service, Inc.

   The accompanying notes are an integral part of these financial statements.

                   MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 2001

                                                                                                                          Mid-Cap
                                                                               All America         Equity Index         Equity Index
                                                                                  Fund                 Fund                 Fund
                                                                               -----------          -----------          -----------
ASSETS:
Investments at market value (Notes 1 and 3)
   (Cost:
   All America Fund -- $48,208,345
   Equity Index Fund -- $35,061,006
   Mid-Cap Equity Index Fund -- $24,788,988 .........................          $49,057,840          $29,719,639          $23,431,167
Cash ................................................................            1,146,780              281,684              317,569
Interest and dividends receivable ...................................               39,627               29,484               14,779
Receivable for securities sold ......................................                5,239                5,114              143,936
                                                                               -----------          -----------          -----------
TOTAL ASSETS ........................................................           50,249,486           30,035,921           23,907,451
                                                                               -----------          -----------          -----------
LIABILITIES:
Payable for securities purchased ....................................               88,562               16,917              152,016
Payable for daily variation on futures contracts ....................                7,575                7,575               12,000
Dividend payable to shareholders ....................................                2,659                  495                   --
Accrued expenses ....................................................                2,148                  541                  505
                                                                               -----------          -----------          -----------
TOTAL LIABILITIES ...................................................              100,944               25,528              164,521
                                                                               -----------          -----------          -----------
NET ASSETS ..........................................................          $50,148,542          $30,010,393          $23,742,930
                                                                               ===========          ===========          ===========

SHARES OUTSTANDING (Note 4) .........................................            5,413,456            3,608,298            2,566,663
                                                                               ===========          ===========          ===========
NET ASSET VALUE PER SHARE ...........................................                $9.26                $8.32                $9.25
                                                                               ===========          ===========          ===========

                                                                               Aggressive
                                                                                 Equity                Bond             Money Market
                                                                                  Fund                 Fund                 Fund
                                                                               -----------          -----------         ------------
ASSETS:
Investments at market value (Notes 1 and 3)
   (Cost:
   Aggressive Equity Fund -- $10,868,893
   Bond Fund -- $32,475,104
   Money Market Fund -- $62,677,179) .............................             $11,825,015          $30,836,380          $62,677,316
Cash .............................................................                 955,296              293,249              352,701
Interest and dividends receivable ................................                   4,820              491,765                   --
Receivable for securities sold ...................................                      --            1,060,124                   --
Shareholder subscriptions receivable .............................                      --                   --            1,189,003
                                                                               -----------          -----------          -----------
TOTAL ASSETS .....................................................              12,785,131           32,681,518           64,219,020
                                                                               -----------          -----------          -----------
LIABILITIES:
Payable for securities purchased .................................                  20,220                   --                   --
Dividend payable to shareholders .................................                      --                3,959                9,772
Shareholder redemptions payable ..................................                      --               12,500               45,310
Accrued expenses .................................................                     755                  884                1,206
                                                                               -----------          -----------          -----------
TOTAL LIABILITIES ................................................                  20,975               17,343               56,288
                                                                               -----------          -----------          -----------
NET ASSETS .......................................................             $12,764,156          $32,664,175          $64,162,732
                                                                               ===========          ===========          ===========
SHARES OUTSTANDING (Note 4) ......................................               1,535,135            3,454,424            6,093,834
                                                                               ===========          ===========          ===========
NET ASSET VALUE PER SHARE ........................................                   $8.31                $9.46               $10.53
                                                                               ===========          ===========          ===========

   The accompanying notes are an integral part of these financial statements.

                   MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                                                                         Mid-Cap
                                                                                 All America        Equity Index       Equity Index
                                                                                     Fund              Fund                Fund
                                                                                 ------------       ------------       ------------
INVESTMENT INCOME (Note 1):
   Dividends ..............................................................      $    547,336       $    389,176       $    229,427
   Interest ...............................................................           109,816             31,994             45,981
                                                                                 ------------       ------------       ------------
Total Investment Income ...................................................           657,152            421,170            275,408
                                                                                 ------------       ------------       ------------
Expenses (Note 2):
   Investment management fees .............................................           264,601             38,121             28,545
   Directors' (independent) fees and expenses .............................            22,666             22,666             22,666
   Custodian expenses .....................................................           102,946             34,033             24,789
   Accounting expenses ....................................................            30,000             30,000             22,000
   Transfer agent fees ....................................................            34,233             29,686             12,232
   Registration fees and expenses .........................................            25,810             25,944             30,320
   Audit ..................................................................             6,100              4,600              4,000
   Printing ...............................................................             9,410              5,223              4,442
   Legal and other ........................................................             2,430              1,171                330
                                                                                 ------------       ------------       ------------
Total Expenses before reimbursement .......................................           498,196            191,444            149,324
Expense reimbursement .....................................................           (57,547)           (92,330)           (75,106)
                                                                                 ------------       ------------       ------------
Net Expenses ..............................................................           440,649             99,114             74,218
                                                                                 ------------       ------------       ------------
NET INVESTMENT INCOME .....................................................           216,503            322,056            201,190
                                                                                 ------------       ------------       ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FUTURES CONTRACTS (Note 1):
Net realized gain (loss) on investments and futures contracts:
   Net realized gain (loss) on investments ................................        (1,353,321)          (316,498)          (209,257)
   Net realized gain (loss) on futures contracts ..........................          (337,416)          (170,558)           (80,983)
                                                                                 ------------       ------------       ------------
                                                                                   (1,690,737)          (487,056)          (290,240)
                                                                                 ------------       ------------       ------------
Net unrealized appreciation (depreciation) of investments and futures contracts:
   Net unrealized appreciation (depreciation) of investments ..............        (9,082,626)        (3,865,602)          (145,093)
   Net unrealized appreciation (depreciation) of futures contracts ........            35,217             16,969             28,400
                                                                                 ------------       ------------       ------------
                                                                                   (9,047,409)        (3,848,633)          (116,693)
                                                                                 ------------       ------------       ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FUTURES CONTRACTS ...................................       (10,738,146)        (4,335,689)          (406,933)
                                                                                 ------------       ------------       ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS ........................................................      $(10,521,643)      $ (4,013,633)      $   (205,743)
                                                                                 ============       ============       ============


   The accompanying notes are an integral part of these financial statements.

                   MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                                 Aggressive
                                                                                   Equity              Bond            Money Market
                                                                                    Fund               Fund               Fund
                                                                                -----------         -----------        ------------
INVESTMENT INCOME (Note 1):
   Dividends ...........................................................        $    75,038         $        --         $        --
   Interest ............................................................             54,660           2,204,353           2,944,189
                                                                                -----------         -----------         -----------
Total Investment Income ................................................            129,698           2,204,353           2,944,189
                                                                                -----------         -----------         -----------
Expenses (Note 2):
   Investment management fees ..........................................            109,307             142,711             142,229
   Directors' (independent) fees and expenses ..........................             22,666              22,666              22,666
   Custodian expenses ..................................................             35,516               8,917              18,063
   Accounting expenses .................................................             22,000              30,000              30,000
   Transfer agent fees .................................................             12,132              32,150              47,600
   Registration fees and expenses ......................................             20,310              19,508              24,249
   Audit ...............................................................              3,200               4,600               7,500
   Printing ............................................................              3,855               4,938               7,344
   Legal and other .....................................................                250               2,406               1,421
                                                                                -----------         -----------         -----------
Total Expenses before reimbursement ....................................            229,236             267,896             301,072
Expense reimbursement ..................................................            (87,780)            (45,901)            (16,615)
                                                                                -----------         -----------         -----------
Net Expenses ...........................................................            141,456             221,995             284,457
                                                                                -----------         -----------         -----------
NET INVESTMENT INCOME (LOSS) ...........................................            (11,758)          1,982,358           2,659,732
                                                                                -----------         -----------         -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS (Note 1):
Net realized gain (loss) on investments ................................         (1,841,968)             64,078                 522
Net unrealized appreciation (depreciation) of investments ..............            357,494             276,337                 137
                                                                                -----------         -----------         -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS ......................................................         (1,484,474)            340,415                 659
                                                                                -----------         -----------         -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS .....................................................        $(1,496,232)        $ 2,322,773         $ 2,660,391
                                                                                ===========         ===========         ===========

   The accompanying notes are an integral part of these financial statements.

                   MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                       STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31,
                                (except as noted)

                                             All America Fund              Equity Index Fund               Mid-Cap Fund
                                       ----------------------------    --------------------------    --------------------------
                                           2001            2000            2001           2000           2001         2000(a)
                                       ------------    ------------    -----------    -----------    -----------    -----------
From Operations:
   Net investment income ...........   $    216,503    $    388,268    $   322,056    $   333,719    $   201,190    $    58,657
   Net realized gain (loss) on
     investments and futures
     contracts .....................     (1,690,737)     15,910,680       (487,056)       378,444       (290,240)      (210,526)
   Net unrealized appreciation
     (depreciation) of investments
     and futures contracts .........     (9,047,409)    (19,664,513)    (3,848,633)    (3,548,228)      (116,693)    (1,204,178)
                                       ------------    ------------    -----------    -----------    -----------    -----------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING FROM
   OPERATIONS ......................    (10,521,643)     (3,365,565)    (4,013,633)    (2,836,065)      (205,743)    (1,356,047)
                                       ------------    ------------    -----------    -----------    -----------    -----------
Dividend Distributions (Note 6):
   From net investment income ......       (213,643)       (384,947)      (305,012)      (334,694)      (200,296)       (57,301)
   From capital gains ..............       (164,486)    (17,222,781)            --       (562,453)          (582)       (57,793)
                                       ------------    ------------    -----------    -----------    -----------    -----------
Total Distributions ................       (378,129)    (17,607,728)      (305,012)      (897,147)      (200,878)      (115,094)
                                       ------------    ------------    -----------    -----------    -----------    -----------
CAPITAL TRANSACTIONS (Note 4):
   Net Proceeds from sale of shares       8,480,128      26,528,774      2,649,077      7,473,346        274,732     25,080,000
   Dividend reinvestments ..........        374,193      17,366,540        303,276        889,640        200,878        115,094
   Cost of shares redeemed .........    (10,016,812)    (33,077,217)    (1,471,914)    (1,259,712)       (45,000)        (5,012)
                                       ------------    ------------    -----------    -----------    -----------    -----------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM CAPITAL TRANSACTIONS      (1,162,491)     10,818,097      1,480,439      7,103,274        430,610     25,190,082
                                       ------------    ------------    -----------    -----------    -----------    -----------
NET INCREASE (DECREASE) IN
   NET ASSETS ......................    (12,062,263)    (10,155,196)    (2,838,206)     3,370,062         23,989     23,718,941
NET ASSETS, BEGINNING OF YEAR ......     62,210,805      72,366,001     32,848,599     29,478,537     23,718,941             --
                                       ------------    ------------    -----------    -----------    -----------    -----------
NET ASSETS, END OF YEAR ............   $ 50,148,542    $ 62,210,805    $30,010,393    $32,848,599    $23,742,930    $23,718,941
                                       ============    ============    ===========    ===========    ===========    ===========

COMPONENTS OF NET ASSETS:
   Paid-in capital .................   $ 51,330,339    $ 52,492,830    $35,895,044    $34,414,605    $25,620,692    $25,190,082
   Accumulated undistributed net
     investment income .............          7,891           5,031         20,517          3,473          2,250          1,356
   Accumulated undistributed net
     realized gain (loss) on
     investments and futures
     contracts .....................     (2,054,896)       (199,673)      (579,514)       (92,458)      (559,141)      (268,319)
   Unrealized appreciation
     (depreciation) of investments
     and futures contracts .........        865,208       9,912,617     (5,325,654)    (1,477,021)    (1,320,871)    (1,204,178)
                                       ------------    ------------    -----------    -----------    -----------    -----------
NET ASSETS, END OF YEAR ............   $ 50,148,542    $ 62,210,805    $30,010,393    $32,848,599    $23,742,930    $23,718,941
                                       ============    ============    ===========    ===========    ===========    ===========

----------
(a) For the period September 1, 2000 (Commencement of Operations) to December 31, 2000.

   The accompanying notes are an integral part of these financial statements.

                   MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                       STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31,
                                (except as noted)

                                         Aggressive Equity Fund               Bond Fund                  Money Market Fund
                                       --------------------------    --------------------------    ----------------------------
                                           2001          2000(a)         2001            2000            2001           2000
                                       -----------    -----------    -----------    -----------    ------------    ------------
From Operations:
   Net investment income ...........   $   (11,758)   $    35,897    $ 1,982,358    $ 1,881,270    $  2,659,732    $  2,504,097
   Net realized gain (loss) on
     investments ...................    (1,841,968)    (1,644,137)        64,078         (5,427)            522            (643)
   Net unrealized appreciation
     (depreciation) of investments .       357,494        598,628        276,337       (336,454)            137              50
                                       -----------    -----------    -----------    -----------    ------------    ------------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING FROM
   OPERATIONS ......................    (1,496,232)    (1,009,612)     2,322,773      1,539,389       2,660,391       2,503,504
                                       -----------    -----------    -----------    -----------    ------------    ------------
Dividend Distributions (Note 6):
   From net investment income ......          (666)       (35,222)    (1,974,669)    (1,878,828)     (2,649,273)     (2,491,770)
   From capital gains ..............            --             --             --             --              --              --
                                       -----------    -----------    -----------    -----------    ------------    ------------
Total Distributions ................          (666)       (35,222)    (1,974,669)    (1,878,828)     (2,649,273)     (2,491,770)
                                       -----------    -----------    -----------    -----------    ------------    ------------
CAPITAL TRANSACTIONS (Note 4):
   Net Proceeds from sale of shares        255,000     15,015,000      4,414,875        973,355      61,653,656      66,588,542
   Dividend reinvestments ..........           666         35,222      1,966,976      1,866,044       2,628,763       2,463,587
   Cost of shares redeemed .........            --             --     (2,274,578)    (3,012,446)    (67,739,664)    (31,626,730)
                                       -----------    -----------    -----------    -----------    ------------    ------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM CAPITAL TRANSACTIONS        255,666     15,050,222      4,107,273       (173,047)     (3,457,245)     37,425,399
                                       -----------    -----------    -----------    -----------    ------------    ------------
NET INCREASE (DECREASE) IN
   NET ASSETS ......................    (1,241,232)    14,005,388      4,455,377       (512,486)     (3,446,127)     37,437,133
NET ASSETS, BEGINNING OF YEAR ......    14,005,388             --     28,208,798     28,721,284      67,608,859      30,171,726
                                       -----------    -----------    -----------    -----------    ------------    ------------
NET ASSETS, END OF YEAR ............   $12,764,156    $14,005,388    $32,664,175    $28,208,798    $ 64,162,732    $ 67,608,859
                                       ===========    ===========    ===========    ===========    ============    ============

COMPONENTS OF NET ASSETS:
   Paid-in capital .................   $15,305,888    $15,050,222    $34,533,775    $30,426,502    $ 64,134,219    $ 67,591,464
   Accumulated undistributed net
     investment income .............       (11,749)           675         (3,244)       (10,933)         28,728          18,269
   Accumulated undistributed
     net realized gain (loss) on
     investments ...................    (3,486,105)    (1,644,137)      (227,632)      (291,710)           (352)           (874)
   Unrealized appreciation
     (depreciation) of investments .       956,122        598,628     (1,638,724)    (1,915,061)            137              --
                                       -----------    -----------    -----------    -----------    ------------    ------------
NET ASSETS, END OF YEAR ............   $12,764,156    $14,005,388    $32,664,175    $28,208,798    $ 64,162,732    $ 67,608,859
                                       ===========    ===========    ===========    ===========    ============    ============

----------
(a) For the period September 1, 2000 (Commencement of Operations) to December 31, 2000.

   The accompanying notes are an integral part of these financial statements.

                   MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

                              FINANCIAL HIGHLIGHTS

                                                                                       All America Fund
                                                                            -------------------------------------------
                                                                                     Years Ended December 31,
SELECTED PER SHARE AND                                                      -------------------------------------------
SUPPLEMENTARY DATA:                                                          2001     2000      1999     1998     1997
----------------------                                                      ------   -------   ------   ------   ------
NET ASSET VALUE, BEGINNING OF YEAR ....................................     $11.31   $ 16.47   $15.08   $12.65   $10.98
                                                                            ------   -------   ------   ------   ------
Income from investment operations:
Net investment income .................................................       0.04      0.09     0.09     0.07     0.08
Net gains or losses on securities -- realized and unrealized ..........      (2.02)    (0.94)    3.81     2.57     2.77
                                                                            ------   -------   ------   ------   ------
TOTAL FROM INVESTMENT OPERATIONS ......................................      (1.98)    (0.85)    3.90     2.64     2.85
                                                                            ------   -------   ------   ------   ------
Less dividend distributions:
From net investment income ............................................      (0.07)    (0.09)   (0.08)   (0.08)   (0.08)
From capital gains ....................................................         --     (4.22)   (2.43)   (0.13)   (1.10)
                                                                            ------   -------   ------   ------   ------
TOTAL DISTRIBUTIONS ...................................................      (0.07)    (4.31)   (2.51)   (0.21)   (1.18)
                                                                            ------   -------   ------   ------   ------
NET ASSET VALUE, END OF YEAR ..........................................     $ 9.26   $ 11.31   $16.47   $15.08   $12.65
                                                                            ======   =======   ======   ======   ======
Total return (%) (b) ..................................................      -17.5      -5.3     26.0     21.0     26.0
Net assets, end of year ($ millions) ..................................       50.1      62.2
                                                                                                 72.4     70.8     56.7
Ratio of net investment income to average net assets (%) ..............       0.41      0.53     0.51     0.55     0.59
Ratio of expenses to average net assets (%) ...........................       0.95      0.86     0.85     0.84     0.84
Ratio of expenses to average net assets after expense
  reimbursement (%) ...................................................       0.84      0.82     0.84     0.82     0.81
Portfolio turnover rate (%) (c) .......................................      83.73    109.97    34.89    41.25    35.96

                                                               Equity                     Mid-Cap           Aggressive
                                                             Index Fund              Equity Index Fund      Equity Fund
                                                     ---------------------------    -------------------  ------------------
                                                             Years Ended                Years Ended         Years Ended
                                                             December 31,               December 31,        December 31,
SELECTED PER SHARE AND                               ---------------------------    -------------------  ------------------
SUPPLEMENTARY DATA:                                    2001      2000     1999(d)     2001     2000(e)     2001      2000(e)
----------------------                               -------   -------   -------    -------   -------    --------   -------
NET ASSET VALUE, BEGINNING OF PERIOD/YEAR ........   $  9.56   $ 10.80   $ 10.00    $  9.41   $ 10.00    $   9.30   $ 10.00
                                                     -------   -------   -------    -------   -------    --------   -------
Income from investment operations:
Net investment income ............................      0.09      0.10      0.08       0.08      0.02       (0.01)     0.02
Net gains or losses on securities -- realized
  and unrealized .................................     (1.24)    (1.07)     0.82      (0.16)    (0.56)      (0.98)    (0.70)
                                                     -------   -------   -------    -------   -------    --------   -------
TOTAL FROM INVESTMENT OPERATIONS .................     (1.15)    (0.97)     0.90      (0.08)    (0.54)      (0.99)    (0.68)
                                                     -------   -------   -------    -------   -------    --------   -------
Less dividend distributions:
From net investment income .......................     (0.09)    (0.10)    (0.08)     (0.08)    (0.02)         --     (0.02)
From capital gains ...............................        --     (0.17)    (0.02)        --     (0.03)         --        --
                                                     -------   -------   -------    -------   -------    --------   -------
TOTAL DISTRIBUTIONS ..............................     (0.09)    (0.27)    (0.10)     (0.08)    (0.05)         --     (0.02)
                                                     -------   -------   -------    -------   -------    --------   -------
NET ASSET VALUE, END OF PERIOD/YEAR ..............   $  8.32   $  9.56   $ 10.80    $  9.25   $  9.41    $   8.31   $  9.30
                                                     =======   =======   =======    =======   =======    ========   =======
Total return(%)(b) ...............................     -12.1      -9.1       9.0       -0.9      -5.4       -10.6      -6.7
Net assets, end of  period/year ($ millions) .....      30.0      32.8      29.5       23.7      23.7        12.8      14.0
Ratio of net investment income to average net
  assets (%) .....................................      1.06      0.98      1.22(a)    0.88      0.75(a)    -0.09      0.78(a)

Ratio of Expenses to Average Net Assets(%) .......      0.63      0.59      0.63(a)    0.66      0.64(a)     1.79      1.52(a)
Ratio of expenses to average net assets after
  expense reimbursement(%) .......................      0.33      0.32      0.32(a)    0.33      0.32(a)     1.10      1.08(a)
Portfolio turnover rate(%)(c) ....................      4.08      5.76      5.67      24.05     17.72      214.65     59.63

----------
(a)   Annualized.
(b) Total return would have been lower had certain expenses not been reduced through expense reimbursement (Note 2).
(c)   Portfolio turnover rate excludes all short-term securities.
(d)   Commenced operations May 3, 1999.
(e)   Commenced operations September 1, 2000.

   The accompanying notes are an integral part of these financial statements.

                   MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

                                                                                           Bond Fund
                                                                      --------------------------------------------------
                                                                                   Years Ended December 31,
SELECTED PER SHARE AND                                                --------------------------------------------------
SUPPLEMENTARY DATA:                                                    2001         2000      1999      1998      1997
----------------------                                                -------      -------   -------   -------   -------
NET ASSET VALUE, BEGINNING OF YEAR ..............................     $  9.33      $  9.45   $ 10.41   $ 10.41   $ 10.13
                                                                      -------      -------   -------   -------   -------
Income from investment operations:
Net investment income ...........................................        0.59         0.66      0.60      0.61      0.59
Net gains or losses on securities -- realized and unrealized ....        0.13        (0.12)    (0.87)     0.24      0.29
                                                                      -------      -------   -------   -------   -------
TOTAL FROM INVESTMENT OPERATIONS ................................        0.72         0.54     (0.27)     0.85      0.88
                                                                      -------      -------   -------   -------   -------
Less dividend distributions:
From net investment income ......................................       (0.59)       (0.66)    (0.60)    (0.62)    (0.59)
From capital gains ..............................................          --           --     (0.09)    (0.23)    (0.01)
                                                                      -------      -------   -------   -------   -------
TOTAL DISTRIBUTIONS .............................................       (0.59)       (0.66)    (0.69)    (0.85)    (0.60)
                                                                      -------      -------   -------   -------   -------
NET ASSET VALUE, END OF YEAR ....................................     $  9.46      $  9.33   $  9.45   $ 10.41   $ 10.41
                                                                      =======      =======   =======   =======   =======
Total return(%)(b) ..............................................         7.8(e)       5.9      -3.5       8.3       8.9
Net assets, end of year ($ millions) ............................        32.7         28.2      28.7      25.2      22.1
Ratio of net investment income to average net assets (%) ........        6.28         6.93      6.23      5.84      5.69
Ratio of expenses to average net assets (%) .....................        0.85         0.93      0.93      0.97      1.00
Ratio of expenses to average net assets after expense
  reimbursement (%) .............................................        0.70         0.70      0.70      0.70      0.70
Portfolio turnover rate (%) (c) .................................        8.18        18.33     10.07     33.32     56.18

                                                                                      Money Market Fund
                                                                      --------------------------------------------------
                                                                                   Years Ended December 31,
SELECTED PER SHARE AND                                                --------------------------------------------------
SUPPLEMENTARY DATA:                                                     2001         2000      1999      1998    1997(d)
----------------------                                                -------      -------   -------   -------   -------
NET ASSET VALUE, BEGINNING OF PERIOD/YEAR .......................     $ 10.52      $ 10.39   $ 10.23   $ 10.15   $ 10.00
                                                                      -------      -------   -------   -------   -------
Income from investment operations:
Net investment income ...........................................        0.40         0.63      0.50      0.52      0.35
Net gains or losses on securities -- realized and unrealized ....          --           --        --        --        --
                                                                      -------      -------   -------   -------   -------
TOTAL FROM INVESTMENT OPERATIONS ................................        0.40         0.63      0.50      0.52      0.35
                                                                      -------      -------   -------   -------   -------
Less dividend distributions:
From net investment income ......................................       (0.39)       (0.50)    (0.34)    (0.44)    (0.20)
From capital gains ..............................................          --           --        --        --        --
                                                                      -------      -------   -------   -------   -------
TOTAL DISTRIBUTIONS .............................................       (0.39)       (0.50)    (0.34)    (0.44)    (0.20)
                                                                      -------      -------   -------   -------   -------
NET ASSET VALUE, END OF PERIOD/YEAR .............................     $ 10.53      $ 10.52   $ 10.39   $ 10.23   $ 10.15
                                                                      =======      =======   =======   =======   =======
Total return (%) (b) ............................................         3.8          6.1       4.9       5.3       3.5
Net assets, end of period/year ($ millions) .....................        64.2         67.6      30.2       6.5      7.52
Ratio of net investment income to average net assets (%) ........        3.76         6.01      4.86      5.14      5.17(a)
Ratio of expenses to average net assets (%) .....................        0.43         0.59      1.02      3.21      2.47(a)
Ratio of expenses to average net assets after expense
  reimbursement (%) .............................................        0.40         0.40      0.40      0.40      0.40(a)
Portfolio turnover rate (%) (c) .................................         N/A          N/A       N/A       N/A       N/A

----------
(a)   Annualized.
(b) Total return would have been lower had certain expenses not been reduced through expense reimbursement (Note 2).
(c)   Portfolio turnover rate excludes all short-term securities.
(d)   Commenced operations May 1, 1997.
(e) In 2001, 1.8% of the Fund's total return consists of a voluntary reimbursement by an affiliate of the adviser for a realized investment loss. Excluding this item, total return would have been 6.0%.
 N/A = Not Applicable.

   The accompanying notes are an integral part of these financial statements.

                   MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                          NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

      Mutual of America Institutional Funds, Inc. (the "Investment Company") was incorporated on October 27, 1994 under the laws of Maryland and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company, commonly known as a "mutual fund." It currently issues six series of capital stock, each series representing shares of the All America Fund, Equity Index Fund, Bond Fund, Money Market Fund, Mid-Cap Equity Index Fund and Aggressive Equity Fund, respectively. Each Fund has its own investment objective and policies. Shares of the Funds of the Investment Company are offered on a no-load basis through its distributor, Mutual of America Securities Corporation, a registered broker-dealer and affiliate of the Investment Company's investment management adviser, Mutual of America Capital Management Corporation (the "Adviser").

      The Investment  Company is designed primarily as an investment vehicle for
institutional  investors,   such  as  endowments,   foundations,   corporations,
municipalities and other public entities.

      The All America Fund and Bond Fund commenced operations on May 1, 1996. The Money Market Fund commenced operations on May 1, 1997, the Equity Index Fund commenced operations on May 3, 1999 and the Mid-Cap Equity Index Fund and Aggressive Equity Fund commenced operations on September 1, 2000. The preparation of financial statements may require management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results, however, may differ from those estimates.

      The following is a summary of the significant accounting policies consistently followed by the Investment Company, which are in conformity with accounting principles generally accepted in the United States:

      Security Valuation--Investment securities are valued as follows:

      Equity securities are valued at the last sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For any equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

      Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates market value for such securities. Short-term debt securities maturing in excess of 60 days are stated at market value.

      Debt securities are valued on the basis of prices obtained from an independent pricing service which are believed to be reflective of fair market value. In the rare instance when such a price is not available from an independent pricing service, a fair value is used, as determined in good faith by the Adviser, in accordance with procedures adopted by the Board of Directors of the Investment Company.

      Investment Transactions--Investment transactions are accounted for as of the trade date. Realized gain and loss on the sale of short and long-term debt securities is computed on the basis of amortized cost at the time of sale. Realized gain and loss on the sale of common stock is based on the identified cost basis of the security determined on a first-in, first-out ("FIFO") basis.

      The All America Fund, Equity Index Fund and Mid-Cap Equity Index Fund each maintain an indexed assets portfolio. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds may purchase stock index futures contracts. Initial cash margin deposits (represented by cash or Treasury bills) are made upon entering into futures contracts. (This initial margin, maintained in a segregated account, is equal to approximately 5% of the contract amount, and does not involve the borrowing of funds to finance the transaction). During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each trading day. Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized gains or losses are incurred, variation margin payments are received or made. When the contract is closed, a realized gain or loss from futures transactions is recorded, equal to the net variation margin received or paid over the period the contract was outstanding. The "Underlying Face Amount at Value" (appearing in the "Portfolio of Investments in Securities") representing the aggregate of outstanding contractual amounts under futures contracts reflects the extent of a Fund's exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities.

      Investment Income--Interest income, accretion of discount and amortization of premium are recorded on an accrual basis. A debt obligation may cease accrual of income and result in a reduction to interest income when the collection of all or a portion of current and past due interest is in doubt. Dividend income is recorded on the ex-dividend date. Foreign source tax withheld from dividends is recorded as a reduction from dividend income. Should reclamation succeed, such amounts are recorded as income upon collection.

Distributions to Shareholders ("Dividends")

      Distributions to shareholders are recorded on the ex-dividend date. It is the Investment Company's policy to make distributions of its net investment income semi-annually and, on an annual basis, to distribute net realized gains, in accordance with income tax regulations which may differ from generally accepted accounting principles.

                   MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                  NOTES TO FINANCIAL STATEMENTS -- (Continued)

1. SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

      Federal Income Taxes--The Investment Company intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

      Reclassifications--Certain  year 2000 amounts included in the accompanying
financial   statements   have  been   reclassified  to  conform  with  the  2001
presentation. The reclassifications had no effect on net assets.

2. EXPENSES AND OTHER TRANSACTIONS WITH AFFILIATES

      The Investment Company has entered into an Investment Advisory agreement with the Adviser. For providing investment management services to the Investment Company, each fund accrues a fee, calculated as a daily charge, at annual rates of .85%, .50%, .125%, .45%, and .20% of the value of the net assets for the Aggressive Equity, All America, Equity Index and Mid-Cap Equity Index, Bond, and Money Market funds, respectively.

      Under Sub-Advisory Agreements for the All America Fund, the Adviser has delegated investment advisory responsibilities to subadvisers responsible for providing management services for a portion of the Fund's assets. The Adviser (not the Fund) is responsible for compensation payable under such Sub-Advisory Agreements. Effective October 1, 2001, the number of sub-advisers was reduced from two to one.

      Each of the funds of the Investment Company is charged for those expenses which can be directly attributed to a fund's operation. Expenses which cannot be so attributed are generally allocated among the funds based on relative net assets.

      The Adviser contractually limits the expenses of each fund, other than brokers' commissions, and fees relating to portfolio transactions, investment management fees and extraordinary expenses, to an annual rate of .25%, .35%, ..20%, .25%, and .20%, of the value of the net assets of the Aggressive Equity, All America, Equity Index and Mid-Cap Equity Index, Bond, and Money Market funds, respectively. Accrual of these other operating expenses is charged daily against each fund's net assets. Settlement of fees accrued (both investment management and other operating expenses) is paid by each fund to the Adviser on or about month-end.

      The annual rates of operating expenses charged daily to each fund are subject to periodic adjustments so as to maintain as close a relationship as possible between the established rate (charged daily) and each fund's actual expenses, but not to exceed the respective rates under the Adviser's contractual expense limitation agreement.

      The Adviser's contractual agreement to limit each fund's total expenses (excluding brokerage commissions, transfer taxes/fees and extraordinary expenses) to annual rates of 1.10%, .85%, .325%, .70%, and .40% of the net assets of the Aggressive Equity, All America, Equity Index and Mid-Cap Equity Index, Bond and Money Market funds, respectively, is in effect through 2002 and continues in effect thereafter unless cancelled by the Fund or the Adviser in accordance with the agreement.

      The Investment Company has an Investment Accounting Agreement with the Adviser, pursuant to which the Adviser has agreed to serve as investment accounting and recordkeeping agent for the funds and to calculate the net asset values of the funds. The compensation paid by the funds for these services is subject to the expense reimbursement agreement of the Adviser described above.

      A subadviser placed a portion of its portfolio transactions with its affiliated broker-dealer; such commissions amounted to $9,176 or 5.9% of the Fund's total commissions.

3. PURCHASES AND SALES

      The cost of investment purchases and proceeds from sales of investments, excluding short-term investments and futures contracts, for the year ended December 31, 2001 was as follows:

                                                                                           Mid-Cap     Aggressive
                                                            All America   Equity Index     Equity        Equity          Bond
                                                                Fund         Fund        Index Fund       Fund           Fund
                                                            -----------   ------------   ----------    -----------      ------
Cost of investment purchases ...........................    $41,838,245    $3,279,337    $5,362,060    $26,084,959    $3,487,002
                                                            ===========    ==========    ==========    ===========    ==========

Proceeds from sales of investments .....................    $42,613,909    $1,204,335    $5,210,552    $24,771,079    $1,305,673
                                                            ===========    ==========    ==========    ===========    ==========
The cost of investment purchases and proceeds
  from sales of U.S. Government
  (excluding short-term) securities
  was as follows:
    Cost of investment purchases .......................    $        --    $       --    $       --    $        --    $3,874,414
                                                            ===========    ==========    ==========    ===========    ==========
    Proceeds from sales of investments .................    $        --    $       --    $       --    $        --    $1,052,500
                                                            ===========    ==========    ==========    ===========    ==========

                  MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                  NOTES TO FINANCIAL STATEMENTS -- (Continued)

3. PURCHASES AND SALES (CONTINUED)

      For the Money Market Fund, the cost of short-term securities purchases was $593,461,058; net proceeds from sales and redemptions was $600,738,560.

      At December 31, 2001 the net unrealized appreciation (depreciation) of investments (including futures contracts) based on cost, which was substantially the same for Federal income tax purposes, was as follows:

                                                                            Mid-Cap       Aggressive                    Money
                                         All America     Equity Index     Equity Index      Equity          Bond        Market
                                             Fund           Fund             Fund            Fund           Fund         Fund
                                         -----------     ------------    -------------   -----------     -----------    ------
Unrealized appreciation .............    $ 8,227,651     $ 2,391,873     $ 3,128,150     $ 1,271,149     $   975,411     $137
Unrealized depreciation .............     (7,362,443)     (7,717,527)     (4,449,021)       (315,027)     (2,614,135)      --
                                         -----------     -----------     -----------     -----------     -----------     ----

Net unrealized appreciation
  (depreciation) ....................    $   865,208     $(5,325,654)    $(1,320,871)    $   956,122     $(1,638,724)    $137
                                         ===========     ===========     ===========     ===========     ===========     ====

4. CAPITAL SHARE ACTIVITY AND AFFILIATED OWNERSHIP

      At December 31, 2001 one billion shares of common stock has been authorized for the Investment Company. The Board of Directors has allocated 25 million shares to the All America Fund, 15 million shares each to the Equity Index, Bond and Money Market Funds, and 10 million shares each to the Aggressive Equity and Mid-Cap Equity Index Funds.

      Transactions in shares during the year ending December 31, 2001 were as follows:

                                                                                Mid-Cap      Aggressive                    Money
                                                All America    Equity Index   Equity Index     Equity         Bond         Market
                                                   Fund           Fund            Fund           Fund         Fund          Fund
                                                -----------    ------------   ------------   ----------     --------      ---------
Shares issued .............................       820,233        300,649         29,743         29,588       458,711      5,787,821
Shares issued as reinvestment
  of dividends ............................        39,368         35,339         21,515             88       207,526        249,261
Shares redeemed ...........................      (944,207)      (163,622)        (5,093)            --      (234,465)    (6,367,634)
                                                 --------       --------         ------         ------       -------      ---------
Net increase (decrease) ...................       (84,606)       172,366         46,165         29,676       431,772       (330,552)
                                                  =======        =======         ======         ======       =======      =========

      As at December 31, 2001, Mutual of America Life Insurance Company and its subsidiaries (affiliates of the Adviser) were shareholders of each fund's outstanding shares as follows:

     All America Fund ..............  58%      Aggressive Equity Fund ....  98%
     Equity Index Fund .............  73%      Bond Fund .................  79%
     Mid-Cap Equity Index Fund .....  99%      Money Market Fund .........   3%

5. FUND OWNERSHIP

      In addition to the affiliated ownership as described above, other beneficial ownerships (shareholders owning 5% or more of a fund's outstanding shares) at December 31, 2001 are as follows:

      All America Fund: two shareholders, each owning 12% and 10%, respectively;

      Equity Index Fund: two shareholders, each owning 11% and 7%, respectively;

      Bond Fund: one shareholder owning 10%;

      Money Market Fund: one shareholder owning 8%.

                   MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                  NOTES TO FINANCIAL STATEMENTS -- (Continued)

6. DIVIDENDS

      On December 31, 2001 dividend distributions were declared for each of the funds from net investment income and, as applicable, from net realized gains on investment transactions. Prior thereto, remaining required distributions relating to the 2000 Internal Revenue Sec. 855(a) elections were declared and paid on September 17, 2001. On June 29, 2001 dividends were distributed, as applicable, from net investment income. Pursuant to shareholders' instructions, substantially all dividend distributions throughout 2001 were immediately reinvested into their respective funds. The tax character of the distributions paid during 2001 was as follows:

                                                                               Mid-Cap      Aggressive                     Money
                                                 All America   Equity Index  Equity Index     Equity         Bond         Market
                                                    Fund           Fund          Fund         Fund           Fund          Fund
                                                 -----------   ------------  ------------   ----------    ----------    ----------
Distribution From:
  Ordinary income ...........................   $   378,129     $ 305,012     $ 200,878    $       666    $1,974,669    $2,649,273
  Long-term capital gains ...................            --            --            --             --            --            --
                                                -----------     ---------     ---------    -----------    ----------    ----------
Total dividend distributions ................   $   378,129     $ 305,012     $ 200,878    $       666    $1,974,669    $2,649,273
                                                ===========     =========     =========    ===========    ==========    ==========

As of December 31, 2001 undistributed net income and undistributed accumulated gain (loss) on a tax basis was as follows:

  Undistributed ordinary income .............   $        --     $      --     $   1,938    $       675    $    2,442    $   18,268
  Undistributed long-term
    capital gains ...........................   $        --     $      --     $      --    $        --    $       --    $       --
  Capital loss carryforwards ................   $(1,576,758)    $(412,359)    $(265,653)   $(2,889,150)   $  (59,420)   $     (515)


                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Board of Directors and Shareholders of Mutual of America Institutional Funds, Inc.:

      We have audited the accompanying statement of assets and liabilities, including the portfolio of investments in securities, of Mutual of America Institutional Funds, Inc. (comprising, respectively, the All America, Equity Index, Bond and Money Market Funds) as of December 31, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. We have also audited the statement of assets and liabilities, including the portfolio of investments in securities, of Mutual of America Institutional Funds, Inc.
(comprising the Mid-Cap Equity Index and the Aggressive Equity Funds) as of December 31, 2001 and the related statements of operations and changes in net assets and the financial highlights for the year then ended and the statement of changes in net assets and the financial highlights for the period from September 1, 2000 (commencement of operations) to December 31, 2000. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001 by correspondence with the custodian and brokers; when replies were not received, we carried out alternative auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the All America, Equity Index, Bond and Money Market Funds of Mutual America
Institutional Funds, Inc. as of December 31, 2001, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Mid-Cap Equity Index and Aggressive Equity Funds of Mutual of America Institutional Funds, Inc. as of December 31, 2001, and the results of their operations, the changes in their net assets and the financial highlights for the year then ended and the changes in their net assets and the financial highlights for the period from September 1, 2000 (commencement of operations) to December 31, 2000 in conformity with accounting principles generally accepted in the United States of America.

/s/ Arthur Andersen LLP

New York, New York
February 20, 2002

                  MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

Directors and Officers

      The tables below show information about the Directors and officers of the Investment Company. The address of each Director and officer is c/o the Investment Company, 320 Park Avenue, New York, New York 10022. The Investment Company does not hold annual meetings of shareholders, and each Director has been elected by shareholders to serve until a successor is duly elected at a meeting of shareholders called for the purpose of electing directors. Each officer of the Investment Company has been elected by the Board of Directors to serve until a successor is duly elected. The Independent Directors do not serve as directors of any other fund that is affiliated with the Adviser or Mutual of America. The Interested Directors and officers of the Investment Company do not receive compensation from the Investment Company for their service.

Independent Directors

                                   Length of           Principal Occupation(s)                            Other Directorships
Name and Age                      Time Served            in Past Five Years                                Held by Director
------------                      -----------          ----------------------                             -------------------
Kevin M. Kearney                  since 2/96        Partner, Wingate, Kearney & Cullen                 none
age 49                                              (law firm)

-------------------------------------------------------------------------------------------------------------------------------
John T. Sharkey                   since 2/96        Chairman & CEO, Kane, Saunders & Smart             Michael Smurfit Graduate
age 65                                              (consulting), March 2000 to present; Vice          School of Business
                                                    President, MCI WorldCom, until December 1999       (Dublin, Ireland)

-------------------------------------------------------------------------------------------------------------------------------
Stanley Shmishkiss                since 8/98        Owner, Stanley Shmishkiss Insurance Agency;        Trustee, American Cancer
age 82                                              Chairman Emeritus, American Cancer                 Society Foundation
                                                    Society Foundation

-------------------------------------------------------------------------------------------------------------------------------
John Silber                       since 2/96        Chancellor, Boston University                      none
age 75

-------------------------------------------------------------------------------------------------------------------------------
Patrick J. Waide, Jr.             since 8/96        Senior Vice President, Administration,             Trustee, School for Ethical
age 64                                              Sullivan & Company, until March 1998;              Education; Director, American
                                                    Director, Drucker Foundation, 1996-1999 and        Federation for Aging Research
                                                    President, 1999

Interested Directors

                                   Length of           Principal Occupation(s)                           Other Directorships
Name, Position and Age            Time Served           in Past Five Years                                 Held by Director
----------------------            -----------          ----------------------                            -------------------
Dolores Morrissey                 since 10/94       Chairman & CEO, Mutual of America Securities       Mutual of America, Investment
President and Chairman,                             Corporation, since March 2001, and prior           Corporation; Mutual of
age 73                                              thereto, President & CEO; President,               America Securities
                                                    Mutual of America Investment Corporation           Corporation; Yorkville Common
                                                                                                       Pantry; Director and
                                                                                                       Treasurer, Yorkville
                                                                                                       Christian-Jewish Council

Ms. Morrissey is considered an "interested person" of the Investment Company because of her position with the Securities Corporation, the Investment Company's principal underwriter and an affiliate of the Adviser.

Officers

                                   Length of           Principal Occupation(s)                          Other Directorships
Name, Position and Age            Time Served           in Past Five Years                               Held by Director
----------------------            -----------          ----------------------                           -------------------
Manfred Altstadt                  since 10/94       Senior Executive Vice President and Chief          Mutual of America; Mutual
Senior Executive Vice                               Financial Officer, Mutual of America,              of America Investment
President and Treasurer,                            Mutual of America Capital Management               Corporation; Mutual of
age 52                                              Corporation and Mutual of America Holding          America Securities
                                                    Company, Inc.; Senior Executive Vice President,    Corporation; Mutual of
                                                    Chief Financial Officer and Treasurer, Mutual of   America Holding Company,
                                                    America Investment Corporation                     Inc.; Fund Director and
                                                                                                       Treasurer, Calvary Hospital;
                                                                                                       Director and Treasurer,
                                                                                                       Orange County Community
                                                                                                       College Educational
                                                                                                       Foundation

------------------------------------------------------------------------------------------------------------------------------------
Patrick J. Burns                  since 10/94       Senior Executive Vice President and                Mutual of America; Mutual of
Senior Executive Vice                               General Counsel, Mutual of America                 America Securities
President and General                               Capital Management Corporation, Mutual             Corporation; Mutual of
Counsel, age 55                                     of America Securities Corporation, Mutual          America Holding Company,
                                                    of America Holding Company, Inc. and Mutual        Inc.; Irish American Legal
                                                    of America Investment Corporation                  and Education Research
                                                                                                       Foundation

------------------------------------------------------------------------------------------------------------------------------------
John R. Greed                     since 11/98       Executive Vice President and Treasurer,            none
Executive Vice President and                        Mutual of America, Mutual of America Capital
Chief Financial Officer,                            Management Corporation and Mutual of America
age 41                                              Holding Company, Inc.; Executive Vice President,
                                                    Controller and Chief Accounting Officer, Mutual
                                                    of America Investment Corporation

------------------------------------------------------------------------------------------------------------------------------------
Stanley M. Lenkowicz              since 12/94       Senior Vice President and Deputy General Counsel,  Mutual of America Securities
Senior Vice President and                           Mutual of America; Senior Vice President and       Corporation
Secretary, age 59                                   Secretary, Mutual of America Capital Management
                                                    Corporation, Mutual of America Securities
                                                    Corporation, Mutual of America Investment
                                                    Corporation and Mutual of America Holding
                                                    Company, Inc.

MUTUAL OF AMERICA
INSTITUTIONAL
FUNDS, INC.

Distributed by:
MUTUAL OF AMERICA SECURITIES CORPORATION
320 PARK AVENUE
NEW YORK, NY 10022-6839
800-914-8716